Document and Entity Information	12 Months Ended
Apr. 30, 2012
Risk/Return:
Document Type	485BPOS
Document Period End Date	Dec 31, 2011
Registrant Name	CURIAN VARIABLE SERIES TRUST
Central Index Key	0001532747
Amendment Flag	false
Document Creation Date	Aug 24, 2012
Document Effective Date	Aug 27, 2012
Prospectus Date	Apr 30, 2012

Supplement Dated August 27, 2012
To The Summary Prospectus Dated April 30, 2012

Supplement Dated August 27, 2012
To The Prospectus Dated April 30, 2012

Curian Variable Series Trust

In the summary prospectus for the Curian Guidance – Moderate Growth Fund in the section entitled “ Expenses ,” please delete the table entitled “ Annual Fund Operating Expenses ” in its entirety and replace it with the following:

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.20%
Other Expenses 1	0.22%
Acquired Fund Fees and Expenses 2	1.24%
Total Annual Fund Operating Expenses	1.66%

1 “Other Expenses” include an Administrative Fee of 0.20% which is payable to Curian Capital, LLC and are based on estimated amounts for the initial fiscal year.

2 Because the Fund invests in Underlying Funds, the Fund will indirectly bear its pro rata share of the fees and expenses of the Underlying Funds in addition to the Fund’s direct fees and expenses.  The “Acquired Fund Fees and Expenses” amount shown in the table is based upon the Fund’s estimated allocations to the Underlying Funds during the Fund’s initial fiscal year.  The Fund’s investment in Underlying Funds may change over time, and therefore, actual Acquired Fund Fees and Expenses may be higher or lower than those shown above.

In the summary prospectus for the Curian Guidance – Moderate Growth Fund in the section entitled “ Expense Example ,” please delete the table immediately following the first paragraph in its entirety and replace it with the following:

1 year	3 years
$169	$523

In the summary prospectus for the Curian Guidance – Maximum Growth Fund in the section entitled “ Expenses ,” please delete the table entitled “ Annual Fund Operating Expenses ” in its entirety and replace it with the following:

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.20%
Other Expenses 1	0.22%
Acquired Fund Fees and Expenses 2	1.30%
Total Annual Fund Operating Expenses	1.72%

1 “Other Expenses” include an Administrative Fee of 0.20% which is payable to Curian Capital, LLC and are based on estimated amounts for the initial fiscal year.

2 Because the Fund invests in Underlying Funds, the Fund will indirectly bear its pro rata share of the fees and expenses of the Underlying Funds in addition to the Fund’s direct fees and expenses.  The “Acquired Fund Fees and Expenses” amount shown in the table is based upon the Fund’s estimated allocations to the Underlying Funds during the Fund’s initial fiscal year.  The Fund’s investment in Underlying Funds may change over time, and therefore, actual Acquired Fund Fees and Expenses may be higher or lower than those shown above.

In the summary prospectus for the Curian Guidance – Maximum Growth Fund in the section entitled “ Expense Example ,” please delete the table immediately following the first paragraph in its entirety and replace it with the following:

1 year	3 years
$175	$542

In the summary prospectus for the Curian Guidance – Tactical Moderate Growth Fund in the section entitled “ Expenses ,” please delete the table entitled “ Annual Fund Operating Expenses ” in its entirety and replace it with the following:

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.20%
Other Expenses 1	0.22%
Acquired Fund Fees and Expenses 2	1.09%
Total Annual Fund Operating Expenses	1.51%

1 “Other Expenses” include an Administrative Fee of 0.20% which is payable to Curian Capital, LLC and are based on estimated amounts for the initial fiscal year.

2 Because the Fund invests in Underlying Funds, the Fund will indirectly bear its pro rata share of the fees and expenses of the Underlying Funds in addition to the Fund’s direct fees and expenses.  The “Acquired Fund Fees and Expenses” amount shown in the table is based upon the Fund’s estimated allocations to the Underlying Funds during the Fund’s initial fiscal year.  The Fund’s investment in Underlying Funds may change over time, and therefore, actual Acquired Fund Fees and Expenses may be higher or lower than those shown above.

In the summary prospectus for the Curian Guidance – Tactical Moderate Growth Fund in the section entitled “ Expense Example ,” please delete the table immediately following the first paragraph in its entirety and replace it with the following:

1 year	3 years
$154	$477

In the summary prospectus for the Curian Guidance – Tactical Maximum Growth Fund in the section entitled “ Expenses ,” please delete the table entitled “ Annual Fund Operating Expenses ” in its entirety and replace it with the following:

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.20%
Other Expenses 1	0.22%
Acquired Fund Fees and Expenses 2	1.42%
Total Annual Fund Operating Expenses	1.84%

1 “Other Expenses” include an Administrative Fee of 0.20% which is payable to Curian Capital, LLC and are based on estimated amounts for the initial fiscal year.

2 Because the Fund invests in Underlying Funds, the Fund will indirectly bear its pro rata share of the fees and expenses of the Underlying Funds in addition to the Fund’s direct fees and expenses.  The “Acquired Fund Fees and Expenses” amount shown in the table is based upon the Fund’s estimated allocations to the Underlying Funds during the Fund’s initial fiscal year.  The Fund’s investment in Underlying Funds may change over time, and therefore, actual Acquired Fund Fees and Expenses may be higher or lower than those shown above.

In the summary prospectus for the Curian Guidance – Tactical Maximum Growth Fund in the section entitled “ Expense Example ,” please delete the table immediately following the first paragraph in its entirety and replace it with the following:

1 year	3 years
$187	$579

In summary prospectus for the Curian Guidance – Maximize Income Fund, the Curian Guidance – Balanced Income Fund, the Curian Guidance – Rising Income Fund, the Curian Guidance – Moderate Growth Fund, the Curian Guidance – Maximum Growth Fund, the Curian Guidance – Tactical Moderate Growth Fund, and the Curian Guidance – Tactical Maximum Growth Fund, in the section entitled “Principal Investment Strategies,” please delete the table following the first paragraph in its entirety and replace it with the following:

Asset Classes and Strategies

Absolute Return

Bank Loan

Commodities Broad Basket

Convertible Arbitrage

Corporate Bond

Covered Call Writing

Currency

Emerging Markets Debt

Emerging Markets Equity

Equity Income

Diversified Frontier Markets

Global Real Estate

Global Tactical Allocation

Inflation-Protected Securities

Infrastructure

International Equity

International Equity Income

International Small Cap

Large Cap Growth

Large Cap Value

Listed Private Equity

Managed Futures

Market Neutral

Micro Cap Equity

Mid Cap Growth

Mid Cap Value

Money Market

Multisector Bond

Natural Resources

Precious Metals

Risk Management Asset Allocation

Small Cap Growth

Small Cap Value

U.S. High Yield

In summary prospectus for the Curian Guidance – Maximize Income Fund, the Curian Guidance – Balanced Income Fund, the Curian Guidance – Rising Income Fund, the Curian Guidance – Moderate Growth Fund, the Curian Guidance – Maximum Growth Fund, the Curian Guidance – Tactical Moderate Growth Fund, and the Curian Guidance – Tactical Maximum Growth Fund, in the section entitled “Principal Risks of Investing in the Fund,” please add the following risks:

●
Frontier market countries risk – Frontier market countries generally have smaller economies and even less developed capital markets than traditional developing markets, and, as a result, the risks of investing in developing market countries are magnified in frontier market countries. The magnification of risks are the result of: potential for extreme price volatility and illiquidity in frontier markets; government ownership or control of parts of private sector and of certain companies; trade barriers, exchange controls, managed adjustments in relative currency values and other protectionist measures imposed or negotiated by the countries with which frontier market countries trade; and the relatively new and unsettled securities laws in many frontier market countries.

●
Micro-cap company risk – Micro-cap stocks involve substantially greater risks of loss and price fluctuations because their earnings and revenues tend to be less predictable (and some companies may be experiencing significant losses), and their share prices tend to be more volatile and their markets less liquid than companies with larger market capitalizations. Micro-cap companies may be newly formed or in the early stages of development, with limited product lines, markets or financial resources and may lack management depth. In addition, there may be less public information available about these companies. The shares of micro-cap companies tend to trade less frequently than those of larger, more established companies, which can adversely affect the pricing of these securities and the future ability to sell these securities. Also, it may take a long time before the Fund realizes a gain, if any, on an investment in a micro-cap company.

●
Precious metal related securities risk – Prices of precious metals and of precious metal related securities historically have been very volatile.  The high volatility of precious metal prices may adversely affect the financial condition of companies involved with precious metals.  The production and sale of precious metals by governments or central banks or other larger holders can be affected by various economic, financial, social and political factors, which may be unpredictable and may have a significant impact on the prices of precious metals.  Other factors that may affect the prices of precious metals and securities related to them include changes in inflation, the outlook for inflation and changes in industrial and commercial demand for precious metals.

In the summary prospectus for the Curian Guidance – Institutional Alt 65 Fund in the section entitled “ Expenses ,” please delete the table entitled “ Annual Fund Operating Expenses ” in its entirety and replace it with the following:

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.20%
Other Expenses 1	0.22%
Acquired Fund Fees and Expenses 2	1.48%
Total Annual Fund Operating Expenses	1.90%

1 “Other Expenses” include an Administrative Fee of 0.20% which is payable to Curian Capital, LLC and are based on estimated amounts for the initial fiscal year.

2 Because the Fund invests in Underlying Funds, the Fund will indirectly bear its pro rata share of the fees and expenses of the Underlying Funds in addition to the Fund’s direct fees and expenses.  The “Acquired Fund Fees and Expenses” amount shown in the table is based upon the Fund’s estimated allocations to the Underlying Funds during the Fund’s initial fiscal year.  The Fund’s investment in Underlying Funds may change over time, and therefore, actual Acquired Fund Fees and Expenses may be higher or lower than those shown above.

In the summary prospectus for the Curian Guidance – Institutional Alt 65 Fund in the section entitled “ Expense Example ,” please delete the table immediately following the first paragraph in its entirety and replace it with the following:

1 year	3 years
$193	$597

In summary prospectus for the Curian Guidance – Institutional Alt 65 Fund, in the section entitled “Principal Investment Strategies,” please delete the tables following the second paragraph in its entirety and replace it with the following:

Traditional Asset Classes and Strategies

U.S. Equity
Large Cap Equity Micro Cap Equity Mid Cap Equity Small Cap Equity

International Equity
Emerging Markets Equity International Equity

Fixed-Income
Bank Loan Emerging Markets Debt Inflation-Protected Securities Investment Grade Multisector Bond U.S. High Yield

Balanced
Global Tactical Allocation

Risk Management Asset Allocation

Money Market Funds

Non-Traditional Asset Classes and Strategies

Alternative
Absolute Return Commodities Broad Basket Convertible Arbitrage Currency Infrastructure Listed Private Equity Managed Futures Market Neutral Merger Arbitrage Natural Resources Precious Metals

In the summary prospectus for the Curian Guidance – Institutional Alt 100 Fund in the section entitled “ Expenses ,” please delete the table entitled “ Annual Fund Operating Expenses ” in its entirety and replace it with the following:

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.20%
Other Expenses 1	0.22%
Acquired Fund Fees and Expenses 2	1.69%
Total Annual Fund Operating Expenses	2.11%

1 “Other Expenses” include an Administrative Fee of 0.20% which is payable to Curian Capital, LLC and are based on estimated amounts for the initial fiscal year.

2 Because the Fund invests in Underlying Funds, the Fund will indirectly bear its pro rata share of the fees and expenses of the Underlying Funds in addition to the Fund’s direct fees and expenses.  The “Acquired Fund Fees and Expenses” amount shown in the table is based upon the Fund’s estimated allocations to the Underlying Funds during the Fund’s initial fiscal year.  The Fund’s investment in Underlying Funds may change over time, and therefore, actual Acquired Fund Fees and Expenses may be higher or lower than those shown above.

In the summary prospectus for the Curian Guidance – Institutional Alt 100 Fund in the section entitled “ Expense Example ,” please delete the table immediately following the first paragraph in its entirety and replace it with the following:

1 year	3 years
$214	$661

In summary prospectus for the Curian Guidance – Institutional Alt 100 Fund, in the section entitled “Principal Investment Strategies,” please delete the tables following the second paragraph in its entirety and replace it with the following:

Traditional Asset Class and Strategies
Money Market Funds

Non-Traditional Asset Classes and Strategies

Alternative
Absolute Return Commodities Broad Basket Convertible Arbitrage Currency Global Real Estate Listed Private Equity Market Neutral Merger Arbitrage Natural Resources Precious Metals

The following Fund should be added to the summary prospectus "Summary Overview of Each Fund":

In the summary prospectus for the Curian/Nicholas Convertible Arbitrage Fund in the section entitled “ Expenses ,” please delete the table entitled “ Annual Fund Operating Expenses ” in its entirety and replace it with the following:

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.85%
Distribution and/or Service (12b-1) Fees	0.25%
Other Expenses 1	0.59%
Total Annual Fund Operating Expenses	1.69%

1 “Other Expenses” include an Administrative Fee of 0.20% which is payable to Curian Capital, LLC and are based on estimated amounts for the initial fiscal year.  The amount also includes the estimated costs associated with the Fund's short sales on equity securities. When a cash dividend is declared on a security for which the Fund holds a short position, the Fund incurs the obligation to pay an amount equal to that dividend to the lender of the shorted security. In addition, the Fund incurs borrowing fees related to short sale transactions. The estimated annualized amounts of dividend expense on short sales and borrowing fees related to short sales for the period are 0.37%.  The Fund's actual dividend expense and borrowing fees on securities sold short in future periods may be significantly higher or lower than the amounts above due to, among other factors, the extent of the Fund's short positions, the actual dividends paid with respect to the securities the Fund sells short, and the actual timing of the Fund’s short sale transactions, each of which is expected to vary over time.

In the summary prospectus for the Curian/Nicholas Convertible Arbitrage Fund in the section entitled “ Expense Example ,” please delete the table immediately following the first paragraph in its entirety and replace it with the following:

1 year	3 years
$172	$533

In the summary prospectus for the Curian/PineBridge Merger Arbitrage Fund in the section entitled “ Expenses ,” please delete the table entitled “ Annual Fund Operating Expenses ” in its entirety and replace it with the following:

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.85%
Distribution and/or Service (12b-1) Fees	0.25%
Other Expenses 1	0.29%
Total Annual Fund Operating Expenses	1.39%

1 “Other Expenses” include an Administrative Fee of 0.20% which is payable to Curian Capital, LLC and are based on estimated amounts for the initial fiscal year.  The amount also includes the estimated costs associated with the Fund's short sales on equity securities. When a cash dividend is declared on a security for which the Fund holds a short position, the Fund incurs the obligation to pay an amount equal to that dividend to the lender of the shorted security. In addition, the Fund incurs borrowing fees related to short sale transactions. The estimated annualized amounts of dividend expense on short sales and borrowing fees related to short sales for the period are 0.07%.  The Fund's actual dividend expense and borrowing fees on securities sold short in future periods may be significantly higher or lower than the amounts above due to, among other factors, the extent of the Fund's short positions, the actual dividends paid with respect to the securities the Fund sells short, and the actual timing of the Fund’s short sale transactions, each of which is expected to vary over time.

In the summary prospectus for the Curian/PineBridge Merger Arbitrage Fund in the section entitled “ Expense Example ,” please delete the table immediately following the first paragraph in its entirety and replace it with the following:

1 year	3 years
$142	$440

In the summary prospectus for the Curian/The Boston Company Multi-Alpha Market Neutral Equity Fund in the section entitled “ Expenses ,” please delete the table entitled “ Annual Fund Operating Expenses ” in its entirety and replace it with the following:

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.90%
Distribution and/or Service (12b-1) Fees	0.25%
Other Expenses 1	2.91%
Total Annual Fund Operating Expenses	4.06%

1 “Other Expenses” include an Administrative Fee of 0.20% which is payable to Curian Capital, LLC and are based on estimated amounts for the initial fiscal year.  The amount also includes the estimated costs associated with the Fund's short sales on equity securities. When a cash dividend is declared on a security for which the Fund holds a short position, the Fund incurs the obligation to pay an amount equal to that dividend to the lender of the shorted security. In addition, the Fund incurs borrowing fees related to short sale transactions. The estimated annualized amounts of dividend expense on short sales and borrowing fees related to short sales for the period are 2.69%.  The Fund's actual dividend expense and borrowing fees on securities sold short in future periods may be significantly higher or lower than the amounts above due to, among other factors, the extent of the Fund's short positions, the actual dividends paid with respect to the securities the Fund sells short, and the actual timing of the Fund’s short sale transactions, each of which is expected to vary over time.

In the summary prospectus for the Curian/The Boston Company Multi-Alpha Market Neutral Equity Fund in the section entitled “ Expense Example ,” please delete the table immediately following the first paragraph in its entirety and replace it with the following:

1 year	3 years
$408	$1,235

The following Fund should be added to the summary prospectus "Summary Overview of Each Fund":

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	CURIAN VARIABLE SERIES TRUST
Prospectus Date	rr_ProspectusDate	Apr 30, 2012
Supplement [Text Block]	cvst_SupplementTextBlock
Supplement Dated August 27, 2012
To The Summary Prospectus Dated April 30, 2012

Supplement Dated August 27, 2012
To The Prospectus Dated April 30, 2012

Curian Variable Series Trust

In the summary prospectus for the Curian Guidance – Moderate Growth Fund in the section entitled “ Expenses ,” please delete the table entitled “ Annual Fund Operating Expenses ” in its entirety and replace it with the following:

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.20%
Other Expenses 1	0.22%
Acquired Fund Fees and Expenses 2	1.24%
Total Annual Fund Operating Expenses	1.66%

1 “Other Expenses” include an Administrative Fee of 0.20% which is payable to Curian Capital, LLC and are based on estimated amounts for the initial fiscal year.

2 Because the Fund invests in Underlying Funds, the Fund will indirectly bear its pro rata share of the fees and expenses of the Underlying Funds in addition to the Fund’s direct fees and expenses.  The “Acquired Fund Fees and Expenses” amount shown in the table is based upon the Fund’s estimated allocations to the Underlying Funds during the Fund’s initial fiscal year.  The Fund’s investment in Underlying Funds may change over time, and therefore, actual Acquired Fund Fees and Expenses may be higher or lower than those shown above.

In the summary prospectus for the Curian Guidance – Moderate Growth Fund in the section entitled “ Expense Example ,” please delete the table immediately following the first paragraph in its entirety and replace it with the following:

1 year	3 years
$169	$523

In the summary prospectus for the Curian Guidance – Maximum Growth Fund in the section entitled “ Expenses ,” please delete the table entitled “ Annual Fund Operating Expenses ” in its entirety and replace it with the following:

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.20%
Other Expenses 1	0.22%
Acquired Fund Fees and Expenses 2	1.30%
Total Annual Fund Operating Expenses	1.72%

1 “Other Expenses” include an Administrative Fee of 0.20% which is payable to Curian Capital, LLC and are based on estimated amounts for the initial fiscal year.

2 Because the Fund invests in Underlying Funds, the Fund will indirectly bear its pro rata share of the fees and expenses of the Underlying Funds in addition to the Fund’s direct fees and expenses.  The “Acquired Fund Fees and Expenses” amount shown in the table is based upon the Fund’s estimated allocations to the Underlying Funds during the Fund’s initial fiscal year.  The Fund’s investment in Underlying Funds may change over time, and therefore, actual Acquired Fund Fees and Expenses may be higher or lower than those shown above.

In the summary prospectus for the Curian Guidance – Maximum Growth Fund in the section entitled “ Expense Example ,” please delete the table immediately following the first paragraph in its entirety and replace it with the following:

1 year	3 years
$175	$542

In the summary prospectus for the Curian Guidance – Tactical Moderate Growth Fund in the section entitled “ Expenses ,” please delete the table entitled “ Annual Fund Operating Expenses ” in its entirety and replace it with the following:

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.20%
Other Expenses 1	0.22%
Acquired Fund Fees and Expenses 2	1.09%
Total Annual Fund Operating Expenses	1.51%

1 “Other Expenses” include an Administrative Fee of 0.20% which is payable to Curian Capital, LLC and are based on estimated amounts for the initial fiscal year.

2 Because the Fund invests in Underlying Funds, the Fund will indirectly bear its pro rata share of the fees and expenses of the Underlying Funds in addition to the Fund’s direct fees and expenses.  The “Acquired Fund Fees and Expenses” amount shown in the table is based upon the Fund’s estimated allocations to the Underlying Funds during the Fund’s initial fiscal year.  The Fund’s investment in Underlying Funds may change over time, and therefore, actual Acquired Fund Fees and Expenses may be higher or lower than those shown above.

In the summary prospectus for the Curian Guidance – Tactical Moderate Growth Fund in the section entitled “ Expense Example ,” please delete the table immediately following the first paragraph in its entirety and replace it with the following:

1 year	3 years
$154	$477

In the summary prospectus for the Curian Guidance – Tactical Maximum Growth Fund in the section entitled “ Expenses ,” please delete the table entitled “ Annual Fund Operating Expenses ” in its entirety and replace it with the following:

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.20%
Other Expenses 1	0.22%
Acquired Fund Fees and Expenses 2	1.42%
Total Annual Fund Operating Expenses	1.84%

1 “Other Expenses” include an Administrative Fee of 0.20% which is payable to Curian Capital, LLC and are based on estimated amounts for the initial fiscal year.

2 Because the Fund invests in Underlying Funds, the Fund will indirectly bear its pro rata share of the fees and expenses of the Underlying Funds in addition to the Fund’s direct fees and expenses.  The “Acquired Fund Fees and Expenses” amount shown in the table is based upon the Fund’s estimated allocations to the Underlying Funds during the Fund’s initial fiscal year.  The Fund’s investment in Underlying Funds may change over time, and therefore, actual Acquired Fund Fees and Expenses may be higher or lower than those shown above.

In the summary prospectus for the Curian Guidance – Tactical Maximum Growth Fund in the section entitled “ Expense Example ,” please delete the table immediately following the first paragraph in its entirety and replace it with the following:

1 year	3 years
$187	$579

In summary prospectus for the Curian Guidance – Maximize Income Fund, the Curian Guidance – Balanced Income Fund, the Curian Guidance – Rising Income Fund, the Curian Guidance – Moderate Growth Fund, the Curian Guidance – Maximum Growth Fund, the Curian Guidance – Tactical Moderate Growth Fund, and the Curian Guidance – Tactical Maximum Growth Fund, in the section entitled “Principal Investment Strategies,” please delete the table following the first paragraph in its entirety and replace it with the following:

Asset Classes and Strategies

Absolute Return

Bank Loan

Commodities Broad Basket

Convertible Arbitrage

Corporate Bond

Covered Call Writing

Currency

Emerging Markets Debt

Emerging Markets Equity

Equity Income

Diversified Frontier Markets

Global Real Estate

Global Tactical Allocation

Inflation-Protected Securities

Infrastructure

International Equity

International Equity Income

International Small Cap

Large Cap Growth

Large Cap Value

Listed Private Equity

Managed Futures

Market Neutral

Micro Cap Equity

Mid Cap Growth

Mid Cap Value

Money Market

Multisector Bond

Natural Resources

Precious Metals

Risk Management Asset Allocation

Small Cap Growth

Small Cap Value

U.S. High Yield

In summary prospectus for the Curian Guidance – Maximize Income Fund, the Curian Guidance – Balanced Income Fund, the Curian Guidance – Rising Income Fund, the Curian Guidance – Moderate Growth Fund, the Curian Guidance – Maximum Growth Fund, the Curian Guidance – Tactical Moderate Growth Fund, and the Curian Guidance – Tactical Maximum Growth Fund, in the section entitled “Principal Risks of Investing in the Fund,” please add the following risks:

●
Frontier market countries risk – Frontier market countries generally have smaller economies and even less developed capital markets than traditional developing markets, and, as a result, the risks of investing in developing market countries are magnified in frontier market countries. The magnification of risks are the result of: potential for extreme price volatility and illiquidity in frontier markets; government ownership or control of parts of private sector and of certain companies; trade barriers, exchange controls, managed adjustments in relative currency values and other protectionist measures imposed or negotiated by the countries with which frontier market countries trade; and the relatively new and unsettled securities laws in many frontier market countries.

●
Micro-cap company risk – Micro-cap stocks involve substantially greater risks of loss and price fluctuations because their earnings and revenues tend to be less predictable (and some companies may be experiencing significant losses), and their share prices tend to be more volatile and their markets less liquid than companies with larger market capitalizations. Micro-cap companies may be newly formed or in the early stages of development, with limited product lines, markets or financial resources and may lack management depth. In addition, there may be less public information available about these companies. The shares of micro-cap companies tend to trade less frequently than those of larger, more established companies, which can adversely affect the pricing of these securities and the future ability to sell these securities. Also, it may take a long time before the Fund realizes a gain, if any, on an investment in a micro-cap company.

●
Precious metal related securities risk – Prices of precious metals and of precious metal related securities historically have been very volatile.  The high volatility of precious metal prices may adversely affect the financial condition of companies involved with precious metals.  The production and sale of precious metals by governments or central banks or other larger holders can be affected by various economic, financial, social and political factors, which may be unpredictable and may have a significant impact on the prices of precious metals.  Other factors that may affect the prices of precious metals and securities related to them include changes in inflation, the outlook for inflation and changes in industrial and commercial demand for precious metals.

In the summary prospectus for the Curian Guidance – Institutional Alt 65 Fund in the section entitled “ Expenses ,” please delete the table entitled “ Annual Fund Operating Expenses ” in its entirety and replace it with the following:

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.20%
Other Expenses 1	0.22%
Acquired Fund Fees and Expenses 2	1.48%
Total Annual Fund Operating Expenses	1.90%

1 “Other Expenses” include an Administrative Fee of 0.20% which is payable to Curian Capital, LLC and are based on estimated amounts for the initial fiscal year.

2 Because the Fund invests in Underlying Funds, the Fund will indirectly bear its pro rata share of the fees and expenses of the Underlying Funds in addition to the Fund’s direct fees and expenses.  The “Acquired Fund Fees and Expenses” amount shown in the table is based upon the Fund’s estimated allocations to the Underlying Funds during the Fund’s initial fiscal year.  The Fund’s investment in Underlying Funds may change over time, and therefore, actual Acquired Fund Fees and Expenses may be higher or lower than those shown above.

In the summary prospectus for the Curian Guidance – Institutional Alt 65 Fund in the section entitled “ Expense Example ,” please delete the table immediately following the first paragraph in its entirety and replace it with the following:

1 year	3 years
$193	$597

In summary prospectus for the Curian Guidance – Institutional Alt 65 Fund, in the section entitled “Principal Investment Strategies,” please delete the tables following the second paragraph in its entirety and replace it with the following:

Traditional Asset Classes and Strategies

U.S. Equity
Large Cap Equity Micro Cap Equity Mid Cap Equity Small Cap Equity

International Equity
Emerging Markets Equity International Equity

Fixed-Income
Bank Loan Emerging Markets Debt Inflation-Protected Securities Investment Grade Multisector Bond U.S. High Yield

Balanced
Global Tactical Allocation

Risk Management Asset Allocation

Money Market Funds

Non-Traditional Asset Classes and Strategies

Alternative
Absolute Return Commodities Broad Basket Convertible Arbitrage Currency Infrastructure Listed Private Equity Managed Futures Market Neutral Merger Arbitrage Natural Resources Precious Metals

In the summary prospectus for the Curian Guidance – Institutional Alt 100 Fund in the section entitled “ Expenses ,” please delete the table entitled “ Annual Fund Operating Expenses ” in its entirety and replace it with the following:

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.20%
Other Expenses 1	0.22%
Acquired Fund Fees and Expenses 2	1.69%
Total Annual Fund Operating Expenses	2.11%

1 “Other Expenses” include an Administrative Fee of 0.20% which is payable to Curian Capital, LLC and are based on estimated amounts for the initial fiscal year.

2 Because the Fund invests in Underlying Funds, the Fund will indirectly bear its pro rata share of the fees and expenses of the Underlying Funds in addition to the Fund’s direct fees and expenses.  The “Acquired Fund Fees and Expenses” amount shown in the table is based upon the Fund’s estimated allocations to the Underlying Funds during the Fund’s initial fiscal year.  The Fund’s investment in Underlying Funds may change over time, and therefore, actual Acquired Fund Fees and Expenses may be higher or lower than those shown above.

In the summary prospectus for the Curian Guidance – Institutional Alt 100 Fund in the section entitled “ Expense Example ,” please delete the table immediately following the first paragraph in its entirety and replace it with the following:

1 year	3 years
$214	$661

In summary prospectus for the Curian Guidance – Institutional Alt 100 Fund, in the section entitled “Principal Investment Strategies,” please delete the tables following the second paragraph in its entirety and replace it with the following:

Traditional Asset Class and Strategies
Money Market Funds

Non-Traditional Asset Classes and Strategies

Alternative
Absolute Return Commodities Broad Basket Convertible Arbitrage Currency Global Real Estate Listed Private Equity Market Neutral Merger Arbitrage Natural Resources Precious Metals

The following Fund should be added to the summary prospectus "Summary Overview of Each Fund":

In the summary prospectus for the Curian/Nicholas Convertible Arbitrage Fund in the section entitled “ Expenses ,” please delete the table entitled “ Annual Fund Operating Expenses ” in its entirety and replace it with the following:

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.85%
Distribution and/or Service (12b-1) Fees	0.25%
Other Expenses 1	0.59%
Total Annual Fund Operating Expenses	1.69%

1 “Other Expenses” include an Administrative Fee of 0.20% which is payable to Curian Capital, LLC and are based on estimated amounts for the initial fiscal year.  The amount also includes the estimated costs associated with the Fund's short sales on equity securities. When a cash dividend is declared on a security for which the Fund holds a short position, the Fund incurs the obligation to pay an amount equal to that dividend to the lender of the shorted security. In addition, the Fund incurs borrowing fees related to short sale transactions. The estimated annualized amounts of dividend expense on short sales and borrowing fees related to short sales for the period are 0.37%.  The Fund's actual dividend expense and borrowing fees on securities sold short in future periods may be significantly higher or lower than the amounts above due to, among other factors, the extent of the Fund's short positions, the actual dividends paid with respect to the securities the Fund sells short, and the actual timing of the Fund’s short sale transactions, each of which is expected to vary over time.

In the summary prospectus for the Curian/Nicholas Convertible Arbitrage Fund in the section entitled “ Expense Example ,” please delete the table immediately following the first paragraph in its entirety and replace it with the following:

1 year	3 years
$172	$533

In the summary prospectus for the Curian/PineBridge Merger Arbitrage Fund in the section entitled “ Expenses ,” please delete the table entitled “ Annual Fund Operating Expenses ” in its entirety and replace it with the following:

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.85%
Distribution and/or Service (12b-1) Fees	0.25%
Other Expenses 1	0.29%
Total Annual Fund Operating Expenses	1.39%

1 “Other Expenses” include an Administrative Fee of 0.20% which is payable to Curian Capital, LLC and are based on estimated amounts for the initial fiscal year.  The amount also includes the estimated costs associated with the Fund's short sales on equity securities. When a cash dividend is declared on a security for which the Fund holds a short position, the Fund incurs the obligation to pay an amount equal to that dividend to the lender of the shorted security. In addition, the Fund incurs borrowing fees related to short sale transactions. The estimated annualized amounts of dividend expense on short sales and borrowing fees related to short sales for the period are 0.07%.  The Fund's actual dividend expense and borrowing fees on securities sold short in future periods may be significantly higher or lower than the amounts above due to, among other factors, the extent of the Fund's short positions, the actual dividends paid with respect to the securities the Fund sells short, and the actual timing of the Fund’s short sale transactions, each of which is expected to vary over time.

In the summary prospectus for the Curian/PineBridge Merger Arbitrage Fund in the section entitled “ Expense Example ,” please delete the table immediately following the first paragraph in its entirety and replace it with the following:

1 year	3 years
$142	$440

In the summary prospectus for the Curian/The Boston Company Multi-Alpha Market Neutral Equity Fund in the section entitled “ Expenses ,” please delete the table entitled “ Annual Fund Operating Expenses ” in its entirety and replace it with the following:

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.90%
Distribution and/or Service (12b-1) Fees	0.25%
Other Expenses 1	2.91%
Total Annual Fund Operating Expenses	4.06%

1 “Other Expenses” include an Administrative Fee of 0.20% which is payable to Curian Capital, LLC and are based on estimated amounts for the initial fiscal year.  The amount also includes the estimated costs associated with the Fund's short sales on equity securities. When a cash dividend is declared on a security for which the Fund holds a short position, the Fund incurs the obligation to pay an amount equal to that dividend to the lender of the shorted security. In addition, the Fund incurs borrowing fees related to short sale transactions. The estimated annualized amounts of dividend expense on short sales and borrowing fees related to short sales for the period are 2.69%.  The Fund's actual dividend expense and borrowing fees on securities sold short in future periods may be significantly higher or lower than the amounts above due to, among other factors, the extent of the Fund's short positions, the actual dividends paid with respect to the securities the Fund sells short, and the actual timing of the Fund’s short sale transactions, each of which is expected to vary over time.

In the summary prospectus for the Curian/The Boston Company Multi-Alpha Market Neutral Equity Fund in the section entitled “ Expense Example ,” please delete the table immediately following the first paragraph in its entirety and replace it with the following:

1 year	3 years
$408	$1,235

The following Fund should be added to the summary prospectus "Summary Overview of Each Fund":

Curian Guidance - Moderate Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cvst_SupplementTextBlock
Supplement Dated August 27, 2012
To The Summary Prospectus Dated April 30, 2012

Supplement Dated August 27, 2012
To The Prospectus Dated April 30, 2012

Curian Variable Series Trust

In the summary prospectus for the Curian Guidance – Moderate Growth Fund in the section entitled “ Expenses ,” please delete the table entitled “ Annual Fund Operating Expenses ” in its entirety and replace it with the following:

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.20%
Other Expenses 1	0.22%
Acquired Fund Fees and Expenses 2	1.24%
Total Annual Fund Operating Expenses	1.66%

1 “Other Expenses” include an Administrative Fee of 0.20% which is payable to Curian Capital, LLC and are based on estimated amounts for the initial fiscal year.

2 Because the Fund invests in Underlying Funds, the Fund will indirectly bear its pro rata share of the fees and expenses of the Underlying Funds in addition to the Fund’s direct fees and expenses.  The “Acquired Fund Fees and Expenses” amount shown in the table is based upon the Fund’s estimated allocations to the Underlying Funds during the Fund’s initial fiscal year.  The Fund’s investment in Underlying Funds may change over time, and therefore, actual Acquired Fund Fees and Expenses may be higher or lower than those shown above.

In the summary prospectus for the Curian Guidance – Moderate Growth Fund in the section entitled “ Expense Example ,” please delete the table immediately following the first paragraph in its entirety and replace it with the following:

1 year	3 years
$169	$523

In summary prospectus for the Curian Guidance – Maximize Income Fund, the Curian Guidance – Balanced Income Fund, the Curian Guidance – Rising Income Fund, the Curian Guidance – Moderate Growth Fund, the Curian Guidance – Maximum Growth Fund, the Curian Guidance – Tactical Moderate Growth Fund, and the Curian Guidance – Tactical Maximum Growth Fund, in the section entitled “Principal Investment Strategies,” please delete the table following the first paragraph in its entirety and replace it with the following:

Asset Classes and Strategies

Absolute Return

Bank Loan

Commodities Broad Basket

Convertible Arbitrage

Corporate Bond

Covered Call Writing

Currency

Emerging Markets Debt

Emerging Markets Equity

Equity Income

Diversified Frontier Markets

Global Real Estate

Global Tactical Allocation

Inflation-Protected Securities

Infrastructure

International Equity

International Equity Income

International Small Cap

Large Cap Growth

Large Cap Value

Listed Private Equity

Managed Futures

Market Neutral

Micro Cap Equity

Mid Cap Growth

Mid Cap Value

Money Market

Multisector Bond

Natural Resources

Precious Metals

Risk Management Asset Allocation

Small Cap Growth

Small Cap Value

U.S. High Yield

In summary prospectus for the Curian Guidance – Maximize Income Fund, the Curian Guidance – Balanced Income Fund, the Curian Guidance – Rising Income Fund, the Curian Guidance – Moderate Growth Fund, the Curian Guidance – Maximum Growth Fund, the Curian Guidance – Tactical Moderate Growth Fund, and the Curian Guidance – Tactical Maximum Growth Fund, in the section entitled “Principal Risks of Investing in the Fund,” please add the following risks:

●
Frontier market countries risk – Frontier market countries generally have smaller economies and even less developed capital markets than traditional developing markets, and, as a result, the risks of investing in developing market countries are magnified in frontier market countries. The magnification of risks are the result of: potential for extreme price volatility and illiquidity in frontier markets; government ownership or control of parts of private sector and of certain companies; trade barriers, exchange controls, managed adjustments in relative currency values and other protectionist measures imposed or negotiated by the countries with which frontier market countries trade; and the relatively new and unsettled securities laws in many frontier market countries.

●
Micro-cap company risk – Micro-cap stocks involve substantially greater risks of loss and price fluctuations because their earnings and revenues tend to be less predictable (and some companies may be experiencing significant losses), and their share prices tend to be more volatile and their markets less liquid than companies with larger market capitalizations. Micro-cap companies may be newly formed or in the early stages of development, with limited product lines, markets or financial resources and may lack management depth. In addition, there may be less public information available about these companies. The shares of micro-cap companies tend to trade less frequently than those of larger, more established companies, which can adversely affect the pricing of these securities and the future ability to sell these securities. Also, it may take a long time before the Fund realizes a gain, if any, on an investment in a micro-cap company.

●
Precious metal related securities risk – Prices of precious metals and of precious metal related securities historically have been very volatile.  The high volatility of precious metal prices may adversely affect the financial condition of companies involved with precious metals.  The production and sale of precious metals by governments or central banks or other larger holders can be affected by various economic, financial, social and political factors, which may be unpredictable and may have a significant impact on the prices of precious metals.  Other factors that may affect the prices of precious metals and securities related to them include changes in inflation, the outlook for inflation and changes in industrial and commercial demand for precious metals.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	“Other Expenses” include an Administrative Fee of 0.20% which is payable to Curian Capital, LLC and are based on estimated amounts for the initial fiscal year.
Acquired Fund Fees and Expenses, Based on Estimates [Text]	rr_AcquiredFundFeesAndExpensesBasedOnEstimates	Because the Fund invests in Underlying Funds, the Fund will indirectly bear its pro rata share of the fees and expenses of the Underlying Funds in addition to the Fund’s direct fees and expenses. The “Acquired Fund Fees and Expenses” amount shown in the table is based upon the Fund’s estimated allocations to the Underlying Funds during the Fund’s initial fiscal year. The Fund’s investment in Underlying Funds may change over time, and therefore, actual Acquired Fund Fees and Expenses may be higher or lower than those shown above.
Curian Guidance - Moderate Growth Fund | Curian Guidance - Moderate Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.20%
Other Expenses	rr_OtherExpensesOverAssets	0.22%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	1.24%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.66%
1 year	rr_ExpenseExampleYear01	169
3 years	rr_ExpenseExampleYear03	523
Curian Guidance - Maximum Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cvst_SupplementTextBlock
Supplement Dated August 27, 2012
To The Summary Prospectus Dated April 30, 2012

Supplement Dated August 27, 2012
To The Prospectus Dated April 30, 2012

Curian Variable Series Trust

In the summary prospectus for the Curian Guidance – Maximum Growth Fund in the section entitled “ Expenses ,” please delete the table entitled “ Annual Fund Operating Expenses ” in its entirety and replace it with the following:

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.20%
Other Expenses 1	0.22%
Acquired Fund Fees and Expenses 2	1.30%
Total Annual Fund Operating Expenses	1.72%

1 “Other Expenses” include an Administrative Fee of 0.20% which is payable to Curian Capital, LLC and are based on estimated amounts for the initial fiscal year.

2 Because the Fund invests in Underlying Funds, the Fund will indirectly bear its pro rata share of the fees and expenses of the Underlying Funds in addition to the Fund’s direct fees and expenses.  The “Acquired Fund Fees and Expenses” amount shown in the table is based upon the Fund’s estimated allocations to the Underlying Funds during the Fund’s initial fiscal year.  The Fund’s investment in Underlying Funds may change over time, and therefore, actual Acquired Fund Fees and Expenses may be higher or lower than those shown above.

In the summary prospectus for the Curian Guidance – Maximum Growth Fund in the section entitled “ Expense Example ,” please delete the table immediately following the first paragraph in its entirety and replace it with the following:

1 year	3 years
$175	$542

In summary prospectus for the Curian Guidance – Maximize Income Fund, the Curian Guidance – Balanced Income Fund, the Curian Guidance – Rising Income Fund, the Curian Guidance – Moderate Growth Fund, the Curian Guidance – Maximum Growth Fund, the Curian Guidance – Tactical Moderate Growth Fund, and the Curian Guidance – Tactical Maximum Growth Fund, in the section entitled “Principal Investment Strategies,” please delete the table following the first paragraph in its entirety and replace it with the following:

Asset Classes and Strategies

Absolute Return

Bank Loan

Commodities Broad Basket

Convertible Arbitrage

Corporate Bond

Covered Call Writing

Currency

Emerging Markets Debt

Emerging Markets Equity

Equity Income

Diversified Frontier Markets

Global Real Estate

Global Tactical Allocation

Inflation-Protected Securities

Infrastructure

International Equity

International Equity Income

International Small Cap

Large Cap Growth

Large Cap Value

Listed Private Equity

Managed Futures

Market Neutral

Micro Cap Equity

Mid Cap Growth

Mid Cap Value

Money Market

Multisector Bond

Natural Resources

Precious Metals

Risk Management Asset Allocation

Small Cap Growth

Small Cap Value

U.S. High Yield

In summary prospectus for the Curian Guidance – Maximize Income Fund, the Curian Guidance – Balanced Income Fund, the Curian Guidance – Rising Income Fund, the Curian Guidance – Moderate Growth Fund, the Curian Guidance – Maximum Growth Fund, the Curian Guidance – Tactical Moderate Growth Fund, and the Curian Guidance – Tactical Maximum Growth Fund, in the section entitled “Principal Risks of Investing in the Fund,” please add the following risks:

●
Frontier market countries risk – Frontier market countries generally have smaller economies and even less developed capital markets than traditional developing markets, and, as a result, the risks of investing in developing market countries are magnified in frontier market countries. The magnification of risks are the result of: potential for extreme price volatility and illiquidity in frontier markets; government ownership or control of parts of private sector and of certain companies; trade barriers, exchange controls, managed adjustments in relative currency values and other protectionist measures imposed or negotiated by the countries with which frontier market countries trade; and the relatively new and unsettled securities laws in many frontier market countries.

●
Micro-cap company risk – Micro-cap stocks involve substantially greater risks of loss and price fluctuations because their earnings and revenues tend to be less predictable (and some companies may be experiencing significant losses), and their share prices tend to be more volatile and their markets less liquid than companies with larger market capitalizations. Micro-cap companies may be newly formed or in the early stages of development, with limited product lines, markets or financial resources and may lack management depth. In addition, there may be less public information available about these companies. The shares of micro-cap companies tend to trade less frequently than those of larger, more established companies, which can adversely affect the pricing of these securities and the future ability to sell these securities. Also, it may take a long time before the Fund realizes a gain, if any, on an investment in a micro-cap company.

●
Precious metal related securities risk – Prices of precious metals and of precious metal related securities historically have been very volatile.  The high volatility of precious metal prices may adversely affect the financial condition of companies involved with precious metals.  The production and sale of precious metals by governments or central banks or other larger holders can be affected by various economic, financial, social and political factors, which may be unpredictable and may have a significant impact on the prices of precious metals.  Other factors that may affect the prices of precious metals and securities related to them include changes in inflation, the outlook for inflation and changes in industrial and commercial demand for precious metals.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	“Other Expenses” include an Administrative Fee of 0.20% which is payable to Curian Capital, LLC and are based on estimated amounts for the initial fiscal year.
Acquired Fund Fees and Expenses, Based on Estimates [Text]	rr_AcquiredFundFeesAndExpensesBasedOnEstimates	Because the Fund invests in Underlying Funds, the Fund will indirectly bear its pro rata share of the fees and expenses of the Underlying Funds in addition to the Fund’s direct fees and expenses. The “Acquired Fund Fees and Expenses” amount shown in the table is based upon the Fund’s estimated allocations to the Underlying Funds during the Fund’s initial fiscal year. The Fund’s investment in Underlying Funds may change over time, and therefore, actual Acquired Fund Fees and Expenses may be higher or lower than those shown above.
Curian Guidance - Maximum Growth Fund | Curian Guidance - Maximum Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.20%
Other Expenses	rr_OtherExpensesOverAssets	0.22%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	1.30%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.72%
1 year	rr_ExpenseExampleYear01	175
3 years	rr_ExpenseExampleYear03	542
Curian Guidance - Tactical Moderate Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cvst_SupplementTextBlock
Supplement Dated August 27, 2012
To The Summary Prospectus Dated April 30, 2012

Supplement Dated August 27, 2012
To The Prospectus Dated April 30, 2012

Curian Variable Series Trust

Please note that the changes apply to your variable annuity product(s).

In the summary prospectus for the Curian Guidance – Tactical Moderate Growth Fund in the section entitled “ Expenses ,” please delete the table entitled “ Annual Fund Operating Expenses ” in its entirety and replace it with the following:

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.20%
Other Expenses 1	0.22%
Acquired Fund Fees and Expenses 2	1.09%
Total Annual Fund Operating Expenses	1.51%

1 “Other Expenses” include an Administrative Fee of 0.20% which is payable to Curian Capital, LLC and are based on estimated amounts for the initial fiscal year.

2 Because the Fund invests in Underlying Funds, the Fund will indirectly bear its pro rata share of the fees and expenses of the Underlying Funds in addition to the Fund’s direct fees and expenses.  The “Acquired Fund Fees and Expenses” amount shown in the table is based upon the Fund’s estimated allocations to the Underlying Funds during the Fund’s initial fiscal year.  The Fund’s investment in Underlying Funds may change over time, and therefore, actual Acquired Fund Fees and Expenses may be higher or lower than those shown above.

In the summary prospectus for the Curian Guidance – Tactical Moderate Growth Fund in the section entitled “ Expense Example ,” please delete the table immediately following the first paragraph in its entirety and replace it with the following:

1 year	3 years
$154	$477

In summary prospectus for the Curian Guidance – Maximize Income Fund, the Curian Guidance – Balanced Income Fund, the Curian Guidance – Rising Income Fund, the Curian Guidance – Moderate Growth Fund, the Curian Guidance – Maximum Growth Fund, the Curian Guidance – Tactical Moderate Growth Fund, and the Curian Guidance – Tactical Maximum Growth Fund, in the section entitled “Principal Investment Strategies,” please delete the table following the first paragraph in its entirety and replace it with the following:

Asset Classes and Strategies

Absolute Return

Bank Loan

Commodities Broad Basket

Convertible Arbitrage

Corporate Bond

Covered Call Writing

Currency

Emerging Markets Debt

Emerging Markets Equity

Equity Income

Diversified Frontier Markets

Global Real Estate

Global Tactical Allocation

Inflation-Protected Securities

Infrastructure

International Equity

International Equity Income

International Small Cap

Large Cap Growth

Large Cap Value

Listed Private Equity

Managed Futures

Market Neutral

Micro Cap Equity

Mid Cap Growth

Mid Cap Value

Money Market

Multisector Bond

Natural Resources

Precious Metals

Risk Management Asset Allocation

Small Cap Growth

Small Cap Value

U.S. High Yield

In summary prospectus for the Curian Guidance – Maximize Income Fund, the Curian Guidance – Balanced Income Fund, the Curian Guidance – Rising Income Fund, the Curian Guidance – Moderate Growth Fund, the Curian Guidance – Maximum Growth Fund, the Curian Guidance – Tactical Moderate Growth Fund, and the Curian Guidance – Tactical Maximum Growth Fund, in the section entitled “Principal Risks of Investing in the Fund,” please add the following risks:

●
Frontier market countries risk – Frontier market countries generally have smaller economies and even less developed capital markets than traditional developing markets, and, as a result, the risks of investing in developing market countries are magnified in frontier market countries. The magnification of risks are the result of: potential for extreme price volatility and illiquidity in frontier markets; government ownership or control of parts of private sector and of certain companies; trade barriers, exchange controls, managed adjustments in relative currency values and other protectionist measures imposed or negotiated by the countries with which frontier market countries trade; and the relatively new and unsettled securities laws in many frontier market countries.

●
Micro-cap company risk – Micro-cap stocks involve substantially greater risks of loss and price fluctuations because their earnings and revenues tend to be less predictable (and some companies may be experiencing significant losses), and their share prices tend to be more volatile and their markets less liquid than companies with larger market capitalizations. Micro-cap companies may be newly formed or in the early stages of development, with limited product lines, markets or financial resources and may lack management depth. In addition, there may be less public information available about these companies. The shares of micro-cap companies tend to trade less frequently than those of larger, more established companies, which can adversely affect the pricing of these securities and the future ability to sell these securities. Also, it may take a long time before the Fund realizes a gain, if any, on an investment in a micro-cap company.

●
Precious metal related securities risk – Prices of precious metals and of precious metal related securities historically have been very volatile.  The high volatility of precious metal prices may adversely affect the financial condition of companies involved with precious metals.  The production and sale of precious metals by governments or central banks or other larger holders can be affected by various economic, financial, social and political factors, which may be unpredictable and may have a significant impact on the prices of precious metals.  Other factors that may affect the prices of precious metals and securities related to them include changes in inflation, the outlook for inflation and changes in industrial and commercial demand for precious metals.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	“Other Expenses” include an Administrative Fee of 0.20% which is payable to Curian Capital, LLC and are based on estimated amounts for the initial fiscal year.
Acquired Fund Fees and Expenses, Based on Estimates [Text]	rr_AcquiredFundFeesAndExpensesBasedOnEstimates	Because the Fund invests in Underlying Funds, the Fund will indirectly bear its pro rata share of the fees and expenses of the Underlying Funds in addition to the Fund’s direct fees and expenses. The “Acquired Fund Fees and Expenses” amount shown in the table is based upon the Fund’s estimated allocations to the Underlying Funds during the Fund’s initial fiscal year. The Fund’s investment in Underlying Funds may change over time, and therefore, actual Acquired Fund Fees and Expenses may be higher or lower than those shown above.
Curian Guidance - Tactical Moderate Growth Fund | Curian Guidance - Tactical Moderate Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.20%
Other Expenses	rr_OtherExpensesOverAssets	0.22%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	1.09%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.51%
1 year	rr_ExpenseExampleYear01	154
3 years	rr_ExpenseExampleYear03	477
Curian Guidance - Tactical Maximum Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cvst_SupplementTextBlock
Supplement Dated August 27, 2012
To The Summary Prospectus Dated April 30, 2012

Supplement Dated August 27, 2012
To The Prospectus Dated April 30, 2012

Curian Variable Series Trust

In the summary prospectus for the Curian Guidance – Tactical Maximum Growth Fund in the section entitled “ Expenses ,” please delete the table entitled “ Annual Fund Operating Expenses ” in its entirety and replace it with the following:

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.20%
Other Expenses 1	0.22%
Acquired Fund Fees and Expenses 2	1.42%
Total Annual Fund Operating Expenses	1.84%

1 “Other Expenses” include an Administrative Fee of 0.20% which is payable to Curian Capital, LLC and are based on estimated amounts for the initial fiscal year.

2 Because the Fund invests in Underlying Funds, the Fund will indirectly bear its pro rata share of the fees and expenses of the Underlying Funds in addition to the Fund’s direct fees and expenses.  The “Acquired Fund Fees and Expenses” amount shown in the table is based upon the Fund’s estimated allocations to the Underlying Funds during the Fund’s initial fiscal year.  The Fund’s investment in Underlying Funds may change over time, and therefore, actual Acquired Fund Fees and Expenses may be higher or lower than those shown above.

In the summary prospectus for the Curian Guidance – Tactical Maximum Growth Fund in the section entitled “ Expense Example ,” please delete the table immediately following the first paragraph in its entirety and replace it with the following:

1 year	3 years
$187	$579

In summary prospectus for the Curian Guidance – Maximize Income Fund, the Curian Guidance – Balanced Income Fund, the Curian Guidance – Rising Income Fund, the Curian Guidance – Moderate Growth Fund, the Curian Guidance – Maximum Growth Fund, the Curian Guidance – Tactical Moderate Growth Fund, and the Curian Guidance – Tactical Maximum Growth Fund, in the section entitled “Principal Investment Strategies,” please delete the table following the first paragraph in its entirety and replace it with the following:

Asset Classes and Strategies

Absolute Return

Bank Loan

Commodities Broad Basket

Convertible Arbitrage

Corporate Bond

Covered Call Writing

Currency

Emerging Markets Debt

Emerging Markets Equity

Equity Income

Diversified Frontier Markets

Global Real Estate

Global Tactical Allocation

Inflation-Protected Securities

Infrastructure

International Equity

International Equity Income

International Small Cap

Large Cap Growth

Large Cap Value

Listed Private Equity

Managed Futures

Market Neutral

Micro Cap Equity

Mid Cap Growth

Mid Cap Value

Money Market

Multisector Bond

Natural Resources

Precious Metals

Risk Management Asset Allocation

Small Cap Growth

Small Cap Value

U.S. High Yield

In summary prospectus for the Curian Guidance – Maximize Income Fund, the Curian Guidance – Balanced Income Fund, the Curian Guidance – Rising Income Fund, the Curian Guidance – Moderate Growth Fund, the Curian Guidance – Maximum Growth Fund, the Curian Guidance – Tactical Moderate Growth Fund, and the Curian Guidance – Tactical Maximum Growth Fund, in the section entitled “Principal Risks of Investing in the Fund,” please add the following risks:

●
Frontier market countries risk – Frontier market countries generally have smaller economies and even less developed capital markets than traditional developing markets, and, as a result, the risks of investing in developing market countries are magnified in frontier market countries. The magnification of risks are the result of: potential for extreme price volatility and illiquidity in frontier markets; government ownership or control of parts of private sector and of certain companies; trade barriers, exchange controls, managed adjustments in relative currency values and other protectionist measures imposed or negotiated by the countries with which frontier market countries trade; and the relatively new and unsettled securities laws in many frontier market countries.

●
Micro-cap company risk – Micro-cap stocks involve substantially greater risks of loss and price fluctuations because their earnings and revenues tend to be less predictable (and some companies may be experiencing significant losses), and their share prices tend to be more volatile and their markets less liquid than companies with larger market capitalizations. Micro-cap companies may be newly formed or in the early stages of development, with limited product lines, markets or financial resources and may lack management depth. In addition, there may be less public information available about these companies. The shares of micro-cap companies tend to trade less frequently than those of larger, more established companies, which can adversely affect the pricing of these securities and the future ability to sell these securities. Also, it may take a long time before the Fund realizes a gain, if any, on an investment in a micro-cap company.

●
Precious metal related securities risk – Prices of precious metals and of precious metal related securities historically have been very volatile.  The high volatility of precious metal prices may adversely affect the financial condition of companies involved with precious metals.  The production and sale of precious metals by governments or central banks or other larger holders can be affected by various economic, financial, social and political factors, which may be unpredictable and may have a significant impact on the prices of precious metals.  Other factors that may affect the prices of precious metals and securities related to them include changes in inflation, the outlook for inflation and changes in industrial and commercial demand for precious metals.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	“Other Expenses” include an Administrative Fee of 0.20% which is payable to Curian Capital, LLC and are based on estimated amounts for the initial fiscal year.
Acquired Fund Fees and Expenses, Based on Estimates [Text]	rr_AcquiredFundFeesAndExpensesBasedOnEstimates	Because the Fund invests in Underlying Funds, the Fund will indirectly bear its pro rata share of the fees and expenses of the Underlying Funds in addition to the Fund’s direct fees and expenses. The “Acquired Fund Fees and Expenses” amount shown in the table is based upon the Fund’s estimated allocations to the Underlying Funds during the Fund’s initial fiscal year. The Fund’s investment in Underlying Funds may change over time, and therefore, actual Acquired Fund Fees and Expenses may be higher or lower than those shown above.
Curian Guidance - Tactical Maximum Growth Fund | Curian Guidance - Tactical Maximum Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.20%
Other Expenses	rr_OtherExpensesOverAssets	0.22%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	1.42%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.84%
1 year	rr_ExpenseExampleYear01	187
3 years	rr_ExpenseExampleYear03	579
Curian Guidance - Maximize Income Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cvst_SupplementTextBlock
Supplement Dated August 27, 2012
To The Summary Prospectus Dated April 30, 2012

Supplement Dated August 27, 2012
To The Prospectus Dated April 30, 2012

Curian Variable Series Trust

In summary prospectus for the Curian Guidance – Maximize Income Fund, the Curian Guidance – Balanced Income Fund, the Curian Guidance – Rising Income Fund, the Curian Guidance – Moderate Growth Fund, the Curian Guidance – Maximum Growth Fund, the Curian Guidance – Tactical Moderate Growth Fund, and the Curian Guidance – Tactical Maximum Growth Fund, in the section entitled “Principal Investment Strategies,” please delete the table following the first paragraph in its entirety and replace it with the following:

Asset Classes and Strategies

Absolute Return

Bank Loan

Commodities Broad Basket

Convertible Arbitrage

Corporate Bond

Covered Call Writing

Currency

Emerging Markets Debt

Emerging Markets Equity

Equity Income

Diversified Frontier Markets

Global Real Estate

Global Tactical Allocation

Inflation-Protected Securities

Infrastructure

International Equity

International Equity Income

International Small Cap

Large Cap Growth

Large Cap Value

Listed Private Equity

Managed Futures

Market Neutral

Micro Cap Equity

Mid Cap Growth

Mid Cap Value

Money Market

Multisector Bond

Natural Resources

Precious Metals

Risk Management Asset Allocation

Small Cap Growth

Small Cap Value

U.S. High Yield

In summary prospectus for the Curian Guidance – Maximize Income Fund, the Curian Guidance – Balanced Income Fund, the Curian Guidance – Rising Income Fund, the Curian Guidance – Moderate Growth Fund, the Curian Guidance – Maximum Growth Fund, the Curian Guidance – Tactical Moderate Growth Fund, and the Curian Guidance – Tactical Maximum Growth Fund, in the section entitled “Principal Risks of Investing in the Fund,” please add the following risks:

●
Frontier market countries risk – Frontier market countries generally have smaller economies and even less developed capital markets than traditional developing markets, and, as a result, the risks of investing in developing market countries are magnified in frontier market countries. The magnification of risks are the result of: potential for extreme price volatility and illiquidity in frontier markets; government ownership or control of parts of private sector and of certain companies; trade barriers, exchange controls, managed adjustments in relative currency values and other protectionist measures imposed or negotiated by the countries with which frontier market countries trade; and the relatively new and unsettled securities laws in many frontier market countries.

●
Micro-cap company risk – Micro-cap stocks involve substantially greater risks of loss and price fluctuations because their earnings and revenues tend to be less predictable (and some companies may be experiencing significant losses), and their share prices tend to be more volatile and their markets less liquid than companies with larger market capitalizations. Micro-cap companies may be newly formed or in the early stages of development, with limited product lines, markets or financial resources and may lack management depth. In addition, there may be less public information available about these companies. The shares of micro-cap companies tend to trade less frequently than those of larger, more established companies, which can adversely affect the pricing of these securities and the future ability to sell these securities. Also, it may take a long time before the Fund realizes a gain, if any, on an investment in a micro-cap company.

●
Precious metal related securities risk – Prices of precious metals and of precious metal related securities historically have been very volatile.  The high volatility of precious metal prices may adversely affect the financial condition of companies involved with precious metals.  The production and sale of precious metals by governments or central banks or other larger holders can be affected by various economic, financial, social and political factors, which may be unpredictable and may have a significant impact on the prices of precious metals.  Other factors that may affect the prices of precious metals and securities related to them include changes in inflation, the outlook for inflation and changes in industrial and commercial demand for precious metals.

Curian Guidance - Balanced Income Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cvst_SupplementTextBlock
Supplement Dated August 27, 2012
To The Summary Prospectus Dated April 30, 2012

Supplement Dated August 27, 2012
To The Prospectus Dated April 30, 2012

Curian Variable Series Trust

In summary prospectus for the Curian Guidance – Maximize Income Fund, the Curian Guidance – Balanced Income Fund, the Curian Guidance – Rising Income Fund, the Curian Guidance – Moderate Growth Fund, the Curian Guidance – Maximum Growth Fund, the Curian Guidance – Tactical Moderate Growth Fund, and the Curian Guidance – Tactical Maximum Growth Fund, in the section entitled “Principal Investment Strategies,” please delete the table following the first paragraph in its entirety and replace it with the following:

Asset Classes and Strategies

Absolute Return

Bank Loan

Commodities Broad Basket

Convertible Arbitrage

Corporate Bond

Covered Call Writing

Currency

Emerging Markets Debt

Emerging Markets Equity

Equity Income

Diversified Frontier Markets

Global Real Estate

Global Tactical Allocation

Inflation-Protected Securities

Infrastructure

International Equity

International Equity Income

International Small Cap

Large Cap Growth

Large Cap Value

Listed Private Equity

Managed Futures

Market Neutral

Micro Cap Equity

Mid Cap Growth

Mid Cap Value

Money Market

Multisector Bond

Natural Resources

Precious Metals

Risk Management Asset Allocation

Small Cap Growth

Small Cap Value

U.S. High Yield

In summary prospectus for the Curian Guidance – Maximize Income Fund, the Curian Guidance – Balanced Income Fund, the Curian Guidance – Rising Income Fund, the Curian Guidance – Moderate Growth Fund, the Curian Guidance – Maximum Growth Fund, the Curian Guidance – Tactical Moderate Growth Fund, and the Curian Guidance – Tactical Maximum Growth Fund, in the section entitled “Principal Risks of Investing in the Fund,” please add the following risks:

●
Frontier market countries risk – Frontier market countries generally have smaller economies and even less developed capital markets than traditional developing markets, and, as a result, the risks of investing in developing market countries are magnified in frontier market countries. The magnification of risks are the result of: potential for extreme price volatility and illiquidity in frontier markets; government ownership or control of parts of private sector and of certain companies; trade barriers, exchange controls, managed adjustments in relative currency values and other protectionist measures imposed or negotiated by the countries with which frontier market countries trade; and the relatively new and unsettled securities laws in many frontier market countries.

●
Micro-cap company risk – Micro-cap stocks involve substantially greater risks of loss and price fluctuations because their earnings and revenues tend to be less predictable (and some companies may be experiencing significant losses), and their share prices tend to be more volatile and their markets less liquid than companies with larger market capitalizations. Micro-cap companies may be newly formed or in the early stages of development, with limited product lines, markets or financial resources and may lack management depth. In addition, there may be less public information available about these companies. The shares of micro-cap companies tend to trade less frequently than those of larger, more established companies, which can adversely affect the pricing of these securities and the future ability to sell these securities. Also, it may take a long time before the Fund realizes a gain, if any, on an investment in a micro-cap company.

●
Precious metal related securities risk – Prices of precious metals and of precious metal related securities historically have been very volatile.  The high volatility of precious metal prices may adversely affect the financial condition of companies involved with precious metals.  The production and sale of precious metals by governments or central banks or other larger holders can be affected by various economic, financial, social and political factors, which may be unpredictable and may have a significant impact on the prices of precious metals.  Other factors that may affect the prices of precious metals and securities related to them include changes in inflation, the outlook for inflation and changes in industrial and commercial demand for precious metals.

Curian Guidance - Rising Income Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cvst_SupplementTextBlock
Supplement Dated August 27, 2012
To The Summary Prospectus Dated April 30, 2012

Supplement Dated August 27, 2012
To The Prospectus Dated April 30, 2012

Curian Variable Series Trust

In summary prospectus for the Curian Guidance – Maximize Income Fund, the Curian Guidance – Balanced Income Fund, the Curian Guidance – Rising Income Fund, the Curian Guidance – Moderate Growth Fund, the Curian Guidance – Maximum Growth Fund, the Curian Guidance – Tactical Moderate Growth Fund, and the Curian Guidance – Tactical Maximum Growth Fund, in the section entitled “Principal Investment Strategies,” please delete the table following the first paragraph in its entirety and replace it with the following:

Asset Classes and Strategies

Absolute Return

Bank Loan

Commodities Broad Basket

Convertible Arbitrage

Corporate Bond

Covered Call Writing

Currency

Emerging Markets Debt

Emerging Markets Equity

Equity Income

Diversified Frontier Markets

Global Real Estate

Global Tactical Allocation

Inflation-Protected Securities

Infrastructure

International Equity

International Equity Income

International Small Cap

Large Cap Growth

Large Cap Value

Listed Private Equity

Managed Futures

Market Neutral

Micro Cap Equity

Mid Cap Growth

Mid Cap Value

Money Market

Multisector Bond

Natural Resources

Precious Metals

Risk Management Asset Allocation

Small Cap Growth

Small Cap Value

U.S. High Yield

In summary prospectus for the Curian Guidance – Maximize Income Fund, the Curian Guidance – Balanced Income Fund, the Curian Guidance – Rising Income Fund, the Curian Guidance – Moderate Growth Fund, the Curian Guidance – Maximum Growth Fund, the Curian Guidance – Tactical Moderate Growth Fund, and the Curian Guidance – Tactical Maximum Growth Fund, in the section entitled “Principal Risks of Investing in the Fund,” please add the following risks:

●
Frontier market countries risk – Frontier market countries generally have smaller economies and even less developed capital markets than traditional developing markets, and, as a result, the risks of investing in developing market countries are magnified in frontier market countries. The magnification of risks are the result of: potential for extreme price volatility and illiquidity in frontier markets; government ownership or control of parts of private sector and of certain companies; trade barriers, exchange controls, managed adjustments in relative currency values and other protectionist measures imposed or negotiated by the countries with which frontier market countries trade; and the relatively new and unsettled securities laws in many frontier market countries.

●
Micro-cap company risk – Micro-cap stocks involve substantially greater risks of loss and price fluctuations because their earnings and revenues tend to be less predictable (and some companies may be experiencing significant losses), and their share prices tend to be more volatile and their markets less liquid than companies with larger market capitalizations. Micro-cap companies may be newly formed or in the early stages of development, with limited product lines, markets or financial resources and may lack management depth. In addition, there may be less public information available about these companies. The shares of micro-cap companies tend to trade less frequently than those of larger, more established companies, which can adversely affect the pricing of these securities and the future ability to sell these securities. Also, it may take a long time before the Fund realizes a gain, if any, on an investment in a micro-cap company.

●
Precious metal related securities risk – Prices of precious metals and of precious metal related securities historically have been very volatile.  The high volatility of precious metal prices may adversely affect the financial condition of companies involved with precious metals.  The production and sale of precious metals by governments or central banks or other larger holders can be affected by various economic, financial, social and political factors, which may be unpredictable and may have a significant impact on the prices of precious metals.  Other factors that may affect the prices of precious metals and securities related to them include changes in inflation, the outlook for inflation and changes in industrial and commercial demand for precious metals.

Curian Guidance - Institutional Alt 65 Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cvst_SupplementTextBlock
Supplement Dated August 27, 2012
To The Summary Prospectus Dated April 30, 2012

Supplement Dated August 27, 2012
To The Prospectus Dated April 30, 2012

Curian Variable Series Trust

In the summary prospectus for the Curian Guidance – Institutional Alt 65 Fund in the section entitled “ Expenses ,” please delete the table entitled “ Annual Fund Operating Expenses ” in its entirety and replace it with the following:

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.20%
Other Expenses 1	0.22%
Acquired Fund Fees and Expenses 2	1.48%
Total Annual Fund Operating Expenses	1.90%

1 “Other Expenses” include an Administrative Fee of 0.20% which is payable to Curian Capital, LLC and are based on estimated amounts for the initial fiscal year.

2 Because the Fund invests in Underlying Funds, the Fund will indirectly bear its pro rata share of the fees and expenses of the Underlying Funds in addition to the Fund’s direct fees and expenses.  The “Acquired Fund Fees and Expenses” amount shown in the table is based upon the Fund’s estimated allocations to the Underlying Funds during the Fund’s initial fiscal year.  The Fund’s investment in Underlying Funds may change over time, and therefore, actual Acquired Fund Fees and Expenses may be higher or lower than those shown above.

In the summary prospectus for the Curian Guidance – Institutional Alt 65 Fund in the section entitled “ Expense Example ,” please delete the table immediately following the first paragraph in its entirety and replace it with the following:

1 year	3 years
$193	$597

In summary prospectus for the Curian Guidance – Institutional Alt 65 Fund, in the section entitled “Principal Investment Strategies,” please delete the tables following the second paragraph in its entirety and replace it with the following:

Traditional Asset Classes and Strategies

U.S. Equity
Large Cap Equity Micro Cap Equity Mid Cap Equity Small Cap Equity

International Equity
Emerging Markets Equity International Equity

Fixed-Income
Bank Loan Emerging Markets Debt Inflation-Protected Securities Investment Grade Multisector Bond U.S. High Yield

Balanced
Global Tactical Allocation

Risk Management Asset Allocation

Money Market Funds

Non-Traditional Asset Classes and Strategies

Alternative
Absolute Return Commodities Broad Basket Convertible Arbitrage Currency Infrastructure Listed Private Equity Managed Futures Market Neutral Merger Arbitrage Natural Resources Precious Metals

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	“Other Expenses” include an Administrative Fee of 0.20% which is payable to Curian Capital, LLC and are based on estimated amounts for the initial fiscal year.
Acquired Fund Fees and Expenses, Based on Estimates [Text]	rr_AcquiredFundFeesAndExpensesBasedOnEstimates	Because the Fund invests in Underlying Funds, the Fund will indirectly bear its pro rata share of the fees and expenses of the Underlying Funds in addition to the Fund’s direct fees and expenses. The “Acquired Fund Fees and Expenses” amount shown in the table is based upon the Fund’s estimated allocations to the Underlying Funds during the Fund’s initial fiscal year. The Fund’s investment in Underlying Funds may change over time, and therefore, actual Acquired Fund Fees and Expenses may be higher or lower than those shown above.
Curian Guidance - Institutional Alt 65 Fund | Curian Guidance - Institutional Alt 65 Fund
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.20%
Other Expenses	rr_OtherExpensesOverAssets	0.22%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	1.48%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.90%
1 year	rr_ExpenseExampleYear01	193
3 years	rr_ExpenseExampleYear03	597
Curian Guidance - Institutional Alt 100 Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cvst_SupplementTextBlock
Supplement Dated August 27, 2012
To The Summary Prospectus Dated April 30, 2012

Supplement Dated August 27, 2012
To The Prospectus Dated April 30, 2012

Curian Variable Series Trust

In the summary prospectus for the Curian Guidance – Institutional Alt 100 Fund in the section entitled “ Expenses ,” please delete the table entitled “ Annual Fund Operating Expenses ” in its entirety and replace it with the following:

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.20%
Other Expenses 1	0.22%
Acquired Fund Fees and Expenses 2	1.69%
Total Annual Fund Operating Expenses	2.11%

1 “Other Expenses” include an Administrative Fee of 0.20% which is payable to Curian Capital, LLC and are based on estimated amounts for the initial fiscal year.

2 Because the Fund invests in Underlying Funds, the Fund will indirectly bear its pro rata share of the fees and expenses of the Underlying Funds in addition to the Fund’s direct fees and expenses.  The “Acquired Fund Fees and Expenses” amount shown in the table is based upon the Fund’s estimated allocations to the Underlying Funds during the Fund’s initial fiscal year.  The Fund’s investment in Underlying Funds may change over time, and therefore, actual Acquired Fund Fees and Expenses may be higher or lower than those shown above.

In the summary prospectus for the Curian Guidance – Institutional Alt 100 Fund in the section entitled “ Expense Example ,” please delete the table immediately following the first paragraph in its entirety and replace it with the following:

1 year	3 years
$214	$661

In summary prospectus for the Curian Guidance – Institutional Alt 100 Fund, in the section entitled “Principal Investment Strategies,” please delete the tables following the second paragraph in its entirety and replace it with the following:

Traditional Asset Class and Strategies
Money Market Funds

Non-Traditional Asset Classes and Strategies

Alternative
Absolute Return Commodities Broad Basket Convertible Arbitrage Currency Global Real Estate Listed Private Equity Market Neutral Merger Arbitrage Natural Resources Precious Metals

The following Fund should be added to the summary prospectus "Summary Overview of Each Fund":

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	“Other Expenses” include an Administrative Fee of 0.20% which is payable to Curian Capital, LLC and are based on estimated amounts for the initial fiscal year.
Acquired Fund Fees and Expenses, Based on Estimates [Text]	rr_AcquiredFundFeesAndExpensesBasedOnEstimates	Because the Fund invests in Underlying Funds, the Fund will indirectly bear its pro rata share of the fees and expenses of the Underlying Funds in addition to the Fund’s direct fees and expenses. The “Acquired Fund Fees and Expenses” amount shown in the table is based upon the Fund’s estimated allocations to the Underlying Funds during the Fund’s initial fiscal year. The Fund’s investment in Underlying Funds may change over time, and therefore, actual Acquired Fund Fees and Expenses may be higher or lower than those shown above.
Curian Guidance - Institutional Alt 100 Fund | Curian Guidance - Institutional Alt 100 Fund
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.20%
Other Expenses	rr_OtherExpensesOverAssets	0.22%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	1.69%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.11%
1 year	rr_ExpenseExampleYear01	214
3 years	rr_ExpenseExampleYear03	661
Curian/Nicholas Convertible Arbitrage Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cvst_SupplementTextBlock
Supplement Dated August 27, 2012
To The Summary Prospectus Dated April 30, 2012

Supplement Dated August 27, 2012
To The Prospectus Dated April 30, 2012

Curian Variable Series Trust

In the summary prospectus for the Curian/Nicholas Convertible Arbitrage Fund in the section entitled “ Expenses ,” please delete the table entitled “ Annual Fund Operating Expenses ” in its entirety and replace it with the following:

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.85%
Distribution and/or Service (12b-1) Fees	0.25%
Other Expenses 1	0.59%
Total Annual Fund Operating Expenses	1.69%

1 “Other Expenses” include an Administrative Fee of 0.20% which is payable to Curian Capital, LLC and are based on estimated amounts for the initial fiscal year.  The amount also includes the estimated costs associated with the Fund's short sales on equity securities. When a cash dividend is declared on a security for which the Fund holds a short position, the Fund incurs the obligation to pay an amount equal to that dividend to the lender of the shorted security. In addition, the Fund incurs borrowing fees related to short sale transactions. The estimated annualized amounts of dividend expense on short sales and borrowing fees related to short sales for the period are 0.37%.  The Fund's actual dividend expense and borrowing fees on securities sold short in future periods may be significantly higher or lower than the amounts above due to, among other factors, the extent of the Fund's short positions, the actual dividends paid with respect to the securities the Fund sells short, and the actual timing of the Fund’s short sale transactions, each of which is expected to vary over time.

In the summary prospectus for the Curian/Nicholas Convertible Arbitrage Fund in the section entitled “ Expense Example ,” please delete the table immediately following the first paragraph in its entirety and replace it with the following:

1 year	3 years
$172	$533

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	“Other Expenses” include an Administrative Fee of 0.20% which is payable to Curian Capital, LLC and are based on estimated amounts for the initial fiscal year.
Curian/Nicholas Convertible Arbitrage Fund | Curian/Nicholas Convertible Arbitrage Fund
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.85%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.59%	[3]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.69%
1 year	rr_ExpenseExampleYear01	172
3 years	rr_ExpenseExampleYear03	533
Curian/PineBridge Merger Arbitrage Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cvst_SupplementTextBlock
Supplement Dated August 27, 2012
To The Summary Prospectus Dated April 30, 2012

Supplement Dated August 27, 2012
To The Prospectus Dated April 30, 2012

Curian Variable Series Trust

In the summary prospectus for the Curian/PineBridge Merger Arbitrage Fund in the section entitled “ Expenses ,” please delete the table entitled “ Annual Fund Operating Expenses ” in its entirety and replace it with the following:

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.85%
Distribution and/or Service (12b-1) Fees	0.25%
Other Expenses 1	0.29%
Total Annual Fund Operating Expenses	1.39%

1 “Other Expenses” include an Administrative Fee of 0.20% which is payable to Curian Capital, LLC and are based on estimated amounts for the initial fiscal year.  The amount also includes the estimated costs associated with the Fund's short sales on equity securities. When a cash dividend is declared on a security for which the Fund holds a short position, the Fund incurs the obligation to pay an amount equal to that dividend to the lender of the shorted security. In addition, the Fund incurs borrowing fees related to short sale transactions. The estimated annualized amounts of dividend expense on short sales and borrowing fees related to short sales for the period are 0.07%.  The Fund's actual dividend expense and borrowing fees on securities sold short in future periods may be significantly higher or lower than the amounts above due to, among other factors, the extent of the Fund's short positions, the actual dividends paid with respect to the securities the Fund sells short, and the actual timing of the Fund’s short sale transactions, each of which is expected to vary over time.

In the summary prospectus for the Curian/PineBridge Merger Arbitrage Fund in the section entitled “ Expense Example ,” please delete the table immediately following the first paragraph in its entirety and replace it with the following:

1 year	3 years
$142	$440

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	“Other Expenses” include an Administrative Fee of 0.20% which is payable to Curian Capital, LLC and are based on estimated amounts for the initial fiscal year.
Curian/PineBridge Merger Arbitrage Fund | Curian/PineBridge Merger Arbitrage Fund
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.85%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.29%	[4]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.39%
1 year	rr_ExpenseExampleYear01	142
3 years	rr_ExpenseExampleYear03	440
Curian/The Boston Company Multi-Alpha Market Neutral Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cvst_SupplementTextBlock
Supplement Dated August 27, 2012
To The Summary Prospectus Dated April 30, 2012

Supplement Dated August 27, 2012
To The Prospectus Dated April 30, 2012

Curian Variable Series Trust

In the summary prospectus for the Curian/The Boston Company Multi-Alpha Market Neutral Equity Fund in the section entitled “ Expenses ,” please delete the table entitled “ Annual Fund Operating Expenses ” in its entirety and replace it with the following:

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.90%
Distribution and/or Service (12b-1) Fees	0.25%
Other Expenses 1	2.91%
Total Annual Fund Operating Expenses	4.06%

1 “Other Expenses” include an Administrative Fee of 0.20% which is payable to Curian Capital, LLC and are based on estimated amounts for the initial fiscal year.  The amount also includes the estimated costs associated with the Fund's short sales on equity securities. When a cash dividend is declared on a security for which the Fund holds a short position, the Fund incurs the obligation to pay an amount equal to that dividend to the lender of the shorted security. In addition, the Fund incurs borrowing fees related to short sale transactions. The estimated annualized amounts of dividend expense on short sales and borrowing fees related to short sales for the period are 2.69%.  The Fund's actual dividend expense and borrowing fees on securities sold short in future periods may be significantly higher or lower than the amounts above due to, among other factors, the extent of the Fund's short positions, the actual dividends paid with respect to the securities the Fund sells short, and the actual timing of the Fund’s short sale transactions, each of which is expected to vary over time.

In the summary prospectus for the Curian/The Boston Company Multi-Alpha Market Neutral Equity Fund in the section entitled “ Expense Example ,” please delete the table immediately following the first paragraph in its entirety and replace it with the following:

1 year	3 years
$408	$1,235

The following Fund should be added to the summary prospectus "Summary Overview of Each Fund":

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	“Other Expenses” include an Administrative Fee of 0.20% which is payable to Curian Capital, LLC and are based on estimated amounts for the initial fiscal year.
Curian/The Boston Company Multi-Alpha Market Neutral Equity Fund | Curian/The Boston Company Multi-Alpha Market Neutral Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.90%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	2.91%	[5]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	4.06%
1 year	rr_ExpenseExampleYear01	408
3 years	rr_ExpenseExampleYear03	1,235

[1]	"Other Expenses" include an Administrative Fee of 0.20% which is payable to Curian Capital, LLC and are based on estimated amounts for the initial fiscal year.
[2]	Because the Fund invests in Underlying Funds, the Fund will indirectly bear its pro rata share of the fees and expenses of the Underlying Funds in addition to the Fund's direct fees and expenses. The "Acquired Fund Fees and Expenses" amount shown in the table is based upon the Fund's estimated allocations to the Underlying Funds during the Fund's initial fiscal year. The Fund's investment in Underlying Funds may change over time, and therefore, actual Acquired Fund Fees and Expenses may be higher or lower than those shown above.
[3]	"Other Expenses" include an Administrative Fee of 0.20% which is payable to Curian Capital, LLC and are based on estimated amounts for the initial fiscal year. The amount also includes the estimated costs associated with the Fund's short sales on equity securities. When a cash dividend is declared on a security for which the Fund holds a short position, the Fund incurs the obligation to pay an amount equal to that dividend to the lender of the shorted security. In addition, the Fund incurs borrowing fees related to short sale transactions. The estimated annualized amounts of dividend expense on short sales and borrowing fees related to short sales for the period are 0.37%. The Fund's actual dividend expense and borrowing fees on securities sold short in future periods may be significantly higher or lower than the amounts above due to, among other factors, the extent of the Fund's short positions, the actual dividends paid with respect to the securities the Fund sells short, and the actual timing of the Fund's short sale transactions, each of which is expected to vary over time.
[4]	"Other Expenses" include an Administrative Fee of 0.20% which is payable to Curian Capital, LLC and are based on estimated amounts for the initial fiscal year. The amount also includes the estimated costs associated with the Fund's short sales on equity securities. When a cash dividend is declared on a security for which the Fund holds a short position, the Fund incurs the obligation to pay an amount equal to that dividend to the lender of the shorted security. In addition, the Fund incurs borrowing fees related to short sale transactions. The estimated annualized amounts of dividend expense on short sales and borrowing fees related to short sales for the period are 0.07%. The Fund's actual dividend expense and borrowing fees on securities sold short in future periods may be significantly higher or lower than the amounts above due to, among other factors, the extent of the Fund's short positions, the actual dividends paid with respect to the securities the Fund sells short, and the actual timing of the Fund's short sale transactions, each of which is expected to vary over time.
[5]	"Other Expenses" include an Administrative Fee of 0.20% which is payable to Curian Capital, LLC and are based on estimated amounts for the initial fiscal year. The amount also includes the estimated costs associated with the Fund's short sales on equity securities. When a cash dividend is declared on a security for which the Fund holds a short position, the Fund incurs the obligation to pay an amount equal to that dividend to the lender of the shorted security. In addition, the Fund incurs borrowing fees related to short sale transactions. The estimated annualized amounts of dividend expense on short sales and borrowing fees related to short sales for the period are 2.69%. The Fund's actual dividend expense and borrowing fees on securities sold short in future periods may be significantly higher or lower than the amounts above due to, among other factors, the extent of the Fund's short positions, the actual dividends paid with respect to the securities the Fund sells short, and the actual timing of the Fund's short sale transactions, each of which is expected to vary over time.

Curian Guidance - Equity 100 Fund
Curian Guidance – Equity 100 Fund
Investment Objectives.
The investment objective of the Curian Guidance – Equity 100 Fund (the “Fund”) is to seek long-term growth of capital through investment in other funds (the “Underlying Funds”) with an equity orientation.
Expenses.
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable and the total expenses would be higher if they were included.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (USD $)	Curian Guidance - Equity 100 Fund
Shareholder Fees	none

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Curian Guidance - Equity 100 Fund
Management Fees		0.20%
Other Expenses	[1]	0.22%
Acquired Fund Fees and Expenses	[2]	1.02%
Total Annual Fund Operating Expenses		1.44%
[1]	"Other Expenses" include an Administrative Fee of 0.20% which is payable to Curian Capital, LLC and are based on estimated amounts for the initial fiscal year.
[2]	Because the Fund invests in Underlying Funds, the Fund will indirectly bear its pro rata share of the fees and expenses of the Underlying Funds in addition to the Fund's direct fees and expenses. The "Acquired Fund Fees and Expenses" amount shown in the table is based upon the Fund's estimated allocations to the Underlying Funds during the Fund's initial fiscal year. The Fund's investment in Underlying Funds may change over time, and therefore, actual Acquired Fund Fees and Expenses may be higher or lower than those shown above.

Expense Example.
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) a 5% annual return and (2) redemption at the end of each time period. The example also assumes that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example (USD $)	1 year	3 years
Curian Guidance - Equity 100 Fund	147	456

Portfolio Turnover (% of average value of portfolio).
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance. The Fund does not have a portfolio turnover rate as of the date of this Prospectus as it has not yet commenced operations.
Principal Investment Strategies.
The Fund seeks to achieve its objective by investing in shares of Underlying Funds representing various asset classes and strategies.   The Fund will invest in Underlying Funds such that 80% of its assets (net assets plus the amount of any borrowings for investment purposes) are invested in equities (which may include derivatives exposure to equity securities).   The Fund tactically allocates its assets to Underlying Funds that invest amongst various equity classes, as well as non-traditional investments.   Derivative instruments of the Underlying Funds will be counted toward the 80% policy discussed above to the extent they have economic characteristics similar to equity securities.

The Underlying Funds in which the Fund may invest each are a separate series of the Curian Variable Series Trust or the JNL Series Trust.  Not all Funds of the Curian Variable Series Trust and the JNL Series Trust are available as Underlying Funds.  Please refer to the statutory prospectus for a list of available Underlying Funds.  The asset classes and strategies of the Underlying Funds are as follows:

Asset Classes and Strategies

Covered Call Writing Emerging Markets Equity International Developed Equity Large Cap Growth	Large Cap Equity Large Cap Value Equity Micro Cap Equity Mid Cap Equity Mid Cap Value Equity	Small Cap Growth Equity Small Cap Equity Small Cap Value Equity

In determining allocations to any particular Underlying Fund, the Fund’s investment adviser considers, among other things, long-term market and economic conditions, historical performance of each Underlying Fund and its related asset class, and expected long-term performance of each Underlying Fund and its related asset class, as well as diversification to control overall portfolio risk exposure.

The Fund is ‘‘non-diversified’’ under the Investment Company Act of 1940, as amended (the “1940 Act”), and may invest more of its assets in fewer issuers than ‘‘diversified’’ mutual funds.
Principal Risks of Investing in the Fund.
An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.
  Allocation risk – Performance depends on the changes in market and economic conditions in the selection and percentages of allocations among Underlying Funds.
  Counterparty and settlement risk – Trading options, futures contracts and other derivative financial instruments entails credit and settlement risk on the counterparties.
  Currency risk – The Fund’s net asset value (“NAV”) could decline as a result of changes in the exchange rates between foreign currencies and the U.S. dollar.  Certain foreign countries may impose restrictions on the ability of issuers of foreign securities to make payment of principal and interest to investors located outside the country, due to blockage of foreign currency exchanges or otherwise.
  Derivatives risk – Investing in derivative instruments, such as, swaps, options, futures contracts, forward currency contracts, indexed securities and asset-backed securities, to be announced (TBAs) securities, interest rate swaps, credit default swaps, and certain exchange-traded funds, involves risks, including liquidity, interest rate, market, counterparty, credit and management risks, mispricing or improper valuation.  Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested.  These instruments are subject to transaction costs and certain risks, such as unanticipated changes in securities prices and global currency investment.  The Fund could experience losses if its derivatives were poorly correlated with its other investments, or if the Fund were unable to liquidate its position because of an illiquid secondary market.
  Emerging markets risk – Investments in emerging markets involve greater risk resulting from economic and political systems that typically are less developed, and likely to be less stable, than those of more advanced countries.  Loss may also result from the imposition of exchange controls, confiscations and other government restrictions or from problems in security registration or settlement and custody.  The Fund will also be subject to the risk of negative foreign currency rate fluctuations.
  Equity securities risk –Stock markets are volatile.  The price of equity securities will fluctuate and can decline and reduce the value of a portfolio investing in equities.  The value of equity securities purchased by the Fund could decline if the financial condition of the companies the Fund invests in decline or if overall market and economic conditions deteriorate.  They may also decline due to factors that affect a particular industry or industries, such as labor shortages or an increase in production costs and competitive conditions within an industry.  In addition, they may decline due to general market conditions that are not specifically related to a company or industry, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or generally adverse investor sentiment.
  Foreign regulatory risk – The Adviser is an indirect wholly-owned subsidiary of Prudential plc, a publicly traded company incorporated in the United Kingdom and is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is in the United States of America.  Through its ownership structure, the Adviser has a number of global financial industry affiliated entities.  As a result of this structure, and the asset management and financial industry business activities of the Adviser and its affiliates, the Adviser and the Funds may be prohibited or limited in effecting transactions in certain securities.  The Adviser and the Funds may encounter trading limitations or restrictions because of aggregation issues or other foreign regulatory requirements.  Foreign regulators or foreign laws may impose position limits on securities held by the Funds, and the Funds may be limited as to which securities they may purchase or sell, as well as, the timing of such purchases or sales.  These foreign regulatory limits may increase the Funds’ expenses and may limit the Funds’ performance.
  Foreign securities risk – Investments in foreign securities involve risks not typically associated with U.S. investments.  These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments and possible imposition of foreign withholding taxes on income payable on the securities.  In addition, there may be less publicly available information and more volatile or less liquid markets and foreign issuers may not be subject to the same accounting, auditing and financial recordkeeping standards and requirements as domestic issuers.
  Liquidity risk – Investments in securities that are difficult to purchase or sell (illiquid or thinly-traded securities) may reduce returns if the Fund is unable to sell the securities at advantageous times or prices.  Illiquid securities may also be difficult to value.  If the Fund is forced to sell an illiquid asset to meet redemption requests or other cash needs, the Fund may be forced to sell at a loss.
  Managed portfolio risk – As an actively managed portfolio, the value of the Fund’s investments could decline because the financial condition of an issuer may change (due to such factors as management performance, reduced demand or overall market changes), financial markets may fluctuate or overall prices may decline, or the manager’s investment techniques could fail to achieve the Master Fund’s investment objective or negatively affect the Fund’s investment performance.
  Market risk – All forms of securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment.  Adverse market conditions may be prolonged and may not have the same impact on all types of securities.  The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole.
  Non-diversification risk – The Fund is considered non-diversified.  As such, the percentage of the Fund’s assets invested in any single issuer is not limited by the 1940 Act.  With a smaller number of different issuers, there is more risk than holding a larger number of issuers, since changes in the financial condition or market status of a single issuer may cause greater fluctuation of total return and share price of a non-diversified portfolio.
  Small-capitalization investing risk – Investing in smaller, newer companies generally involves greater risks than investing in larger, more established ones.
  Swaps risk – Swap agreements involve the risk that the party with whom the Fund has entered into the swap will default on its obligation to pay the Fund and the risk that the Fund will not be able to meet its obligations to pay the other party to the agreement.
  Underlying Funds risk – The ability of the Fund to achieve its investment objective will depend in part upon the allocations of investments in the Underlying Funds and their ability to achieve their investment objectives.

Performance.
Performance for the Fund has not been included because the Fund has not yet commenced operations. Performance for the Fund will be available once the Fund has completed one full calendar year of operations.

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	CURIAN VARIABLE SERIES TRUST
Prospectus Date	rr_ProspectusDate	Apr 30, 2012
Curian Guidance - Equity 100 Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Curian Guidance – Equity 100 Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objectives.
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of the Curian Guidance – Equity 100 Fund (the “Fund”) is to seek long-term growth of capital through investment in other funds (the “Underlying Funds”) with an equity orientation.
Expense [Heading]	rr_ExpenseHeading	Expenses.
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable and the total expenses would be higher if they were included.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover (% of average value of portfolio).
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance. The Fund does not have a portfolio turnover rate as of the date of this Prospectus as it has not yet commenced operations.
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	“Other Expenses” include an Administrative Fee of 0.20% which is payable to Curian Capital, LLC and are based on estimated amounts for the initial fiscal year.
Acquired Fund Fees and Expenses, Based on Estimates [Text]	rr_AcquiredFundFeesAndExpensesBasedOnEstimates	Because the Fund invests in Underlying Funds, the Fund will indirectly bear its pro rata share of the fees and expenses of the Underlying Funds in addition to the Fund’s direct fees and expenses. The “Acquired Fund Fees and Expenses” amount shown in the table is based upon the Fund’s estimated allocations to the Underlying Funds during the Fund’s initial fiscal year. The Fund’s investment in Underlying Funds may change over time, and therefore, actual Acquired Fund Fees and Expenses may be higher or lower than those shown above.
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) a 5% annual return and (2) redemption at the end of each time period. The example also assumes that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies.
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund seeks to achieve its objective by investing in shares of Underlying Funds representing various asset classes and strategies. The Fund will invest in Underlying Funds such that 80% of its assets (net assets plus the amount of any borrowings for investment purposes) are invested in equities (which may include derivatives exposure to equity securities). The Fund tactically allocates its assets to Underlying Funds that invest amongst various equity classes, as well as non-traditional investments. Derivative instruments of the Underlying Funds will be counted toward the 80% policy discussed above to the extent they have economic characteristics similar to equity securities.

The Underlying Funds in which the Fund may invest each are a separate series of the Curian Variable Series Trust or the JNL Series Trust.  Not all Funds of the Curian Variable Series Trust and the JNL Series Trust are available as Underlying Funds.  Please refer to the statutory prospectus for a list of available Underlying Funds.  The asset classes and strategies of the Underlying Funds are as follows:

Asset Classes and Strategies

Covered Call Writing Emerging Markets Equity International Developed Equity Large Cap Growth	Large Cap Equity Large Cap Value Equity Micro Cap Equity Mid Cap Equity Mid Cap Value Equity	Small Cap Growth Equity Small Cap Equity Small Cap Value Equity

In determining allocations to any particular Underlying Fund, the Fund’s investment adviser considers, among other things, long-term market and economic conditions, historical performance of each Underlying Fund and its related asset class, and expected long-term performance of each Underlying Fund and its related asset class, as well as diversification to control overall portfolio risk exposure.

The Fund is ‘‘non-diversified’’ under the Investment Company Act of 1940, as amended (the “1940 Act”), and may invest more of its assets in fewer issuers than ‘‘diversified’’ mutual funds.
Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund.
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.
  Allocation risk – Performance depends on the changes in market and economic conditions in the selection and percentages of allocations among Underlying Funds.
  Counterparty and settlement risk – Trading options, futures contracts and other derivative financial instruments entails credit and settlement risk on the counterparties.
  Currency risk – The Fund’s net asset value (“NAV”) could decline as a result of changes in the exchange rates between foreign currencies and the U.S. dollar.  Certain foreign countries may impose restrictions on the ability of issuers of foreign securities to make payment of principal and interest to investors located outside the country, due to blockage of foreign currency exchanges or otherwise.
  Derivatives risk – Investing in derivative instruments, such as, swaps, options, futures contracts, forward currency contracts, indexed securities and asset-backed securities, to be announced (TBAs) securities, interest rate swaps, credit default swaps, and certain exchange-traded funds, involves risks, including liquidity, interest rate, market, counterparty, credit and management risks, mispricing or improper valuation.  Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested.  These instruments are subject to transaction costs and certain risks, such as unanticipated changes in securities prices and global currency investment.  The Fund could experience losses if its derivatives were poorly correlated with its other investments, or if the Fund were unable to liquidate its position because of an illiquid secondary market.
  Emerging markets risk – Investments in emerging markets involve greater risk resulting from economic and political systems that typically are less developed, and likely to be less stable, than those of more advanced countries.  Loss may also result from the imposition of exchange controls, confiscations and other government restrictions or from problems in security registration or settlement and custody.  The Fund will also be subject to the risk of negative foreign currency rate fluctuations.
  Equity securities risk –Stock markets are volatile.  The price of equity securities will fluctuate and can decline and reduce the value of a portfolio investing in equities.  The value of equity securities purchased by the Fund could decline if the financial condition of the companies the Fund invests in decline or if overall market and economic conditions deteriorate.  They may also decline due to factors that affect a particular industry or industries, such as labor shortages or an increase in production costs and competitive conditions within an industry.  In addition, they may decline due to general market conditions that are not specifically related to a company or industry, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or generally adverse investor sentiment.
  Foreign regulatory risk – The Adviser is an indirect wholly-owned subsidiary of Prudential plc, a publicly traded company incorporated in the United Kingdom and is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is in the United States of America.  Through its ownership structure, the Adviser has a number of global financial industry affiliated entities.  As a result of this structure, and the asset management and financial industry business activities of the Adviser and its affiliates, the Adviser and the Funds may be prohibited or limited in effecting transactions in certain securities.  The Adviser and the Funds may encounter trading limitations or restrictions because of aggregation issues or other foreign regulatory requirements.  Foreign regulators or foreign laws may impose position limits on securities held by the Funds, and the Funds may be limited as to which securities they may purchase or sell, as well as, the timing of such purchases or sales.  These foreign regulatory limits may increase the Funds’ expenses and may limit the Funds’ performance.
  Foreign securities risk – Investments in foreign securities involve risks not typically associated with U.S. investments.  These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments and possible imposition of foreign withholding taxes on income payable on the securities.  In addition, there may be less publicly available information and more volatile or less liquid markets and foreign issuers may not be subject to the same accounting, auditing and financial recordkeeping standards and requirements as domestic issuers.
  Liquidity risk – Investments in securities that are difficult to purchase or sell (illiquid or thinly-traded securities) may reduce returns if the Fund is unable to sell the securities at advantageous times or prices.  Illiquid securities may also be difficult to value.  If the Fund is forced to sell an illiquid asset to meet redemption requests or other cash needs, the Fund may be forced to sell at a loss.
  Managed portfolio risk – As an actively managed portfolio, the value of the Fund’s investments could decline because the financial condition of an issuer may change (due to such factors as management performance, reduced demand or overall market changes), financial markets may fluctuate or overall prices may decline, or the manager’s investment techniques could fail to achieve the Master Fund’s investment objective or negatively affect the Fund’s investment performance.
  Market risk – All forms of securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment.  Adverse market conditions may be prolonged and may not have the same impact on all types of securities.  The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole.
  Non-diversification risk – The Fund is considered non-diversified.  As such, the percentage of the Fund’s assets invested in any single issuer is not limited by the 1940 Act.  With a smaller number of different issuers, there is more risk than holding a larger number of issuers, since changes in the financial condition or market status of a single issuer may cause greater fluctuation of total return and share price of a non-diversified portfolio.
  Small-capitalization investing risk – Investing in smaller, newer companies generally involves greater risks than investing in larger, more established ones.
  Swaps risk – Swap agreements involve the risk that the party with whom the Fund has entered into the swap will default on its obligation to pay the Fund and the risk that the Fund will not be able to meet its obligations to pay the other party to the agreement.
  Underlying Funds risk – The ability of the Fund to achieve its investment objective will depend in part upon the allocations of investments in the Underlying Funds and their ability to achieve their investment objectives.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus
  Non-diversification risk – The Fund is considered non-diversified.  As such, the percentage of the Fund’s assets invested in any single issuer is not limited by the 1940 Act.  With a smaller number of different issuers, there is more risk than holding a larger number of issuers, since changes in the financial condition or market status of a single issuer may cause greater fluctuation of total return and share price of a non-diversified portfolio.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance.
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	Performance for the Fund has not been included because the Fund has not yet commenced operations. Performance for the Fund will be available once the Fund has completed one full calendar year of operations.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Performance for the Fund has not been included because the Fund has not yet commenced operations. Performance for the Fund will be available once the Fund has completed one full calendar year of operations.
Curian Guidance - Equity 100 Fund | Curian Guidance - Equity 100 Fund
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees	rr_ShareholderFeeOther	none
Management Fees	rr_ManagementFeesOverAssets	0.20%
Other Expenses	rr_OtherExpensesOverAssets	0.22%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	1.02%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.44%
1 year	rr_ExpenseExampleYear01	147
3 years	rr_ExpenseExampleYear03	456

[1]	"Other Expenses" include an Administrative Fee of 0.20% which is payable to Curian Capital, LLC and are based on estimated amounts for the initial fiscal year.
[2]	Because the Fund invests in Underlying Funds, the Fund will indirectly bear its pro rata share of the fees and expenses of the Underlying Funds in addition to the Fund's direct fees and expenses. The "Acquired Fund Fees and Expenses" amount shown in the table is based upon the Fund's estimated allocations to the Underlying Funds during the Fund's initial fiscal year. The Fund's investment in Underlying Funds may change over time, and therefore, actual Acquired Fund Fees and Expenses may be higher or lower than those shown above.

Curian Guidance - Fixed Income 100 Fund
Curian Guidance – Fixed Income 100 Fund
Investment Objectives.
The investment objective of the Curian Guidance – Fixed Income 100 Fund (the “Fund”) is to seek income and total return through investment in other funds (the “Underlying Funds”) with a fixed-income orientation.
Expenses.
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable and the total expenses would be higher if they were included.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (USD $)	Curian Guidance - Fixed Income 100 Fund
Shareholder Fees	none

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Curian Guidance - Fixed Income 100 Fund
Management Fees		0.20%
Other Expenses	[1]	0.22%
Acquired Fund Fees and Expenses	[2]	0.75%
Total Annual Fund Operating Expenses		1.17%
[1]	"Other Expenses" include an Administrative Fee of 0.20% which is payable to Curian Capital, LLC and are based on estimated amounts for the initial fiscal year.
[2]	Because the Fund invests in Underlying Funds, the Fund will indirectly bear its pro rata share of the fees and expenses of the Underlying Funds in addition to the Fund's direct fees and expenses. The "Acquired Fund Fees and Expenses" amount shown in the table is based upon the Fund's estimated allocations to the Underlying Funds during the Fund's initial fiscal year. The Fund's investment in Underlying Funds may change over time, and therefore, actual Acquired Fund Fees and Expenses may be higher or lower than those shown above.

Expense Example.
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) a 5% annual return and (2) redemption at the end of each time period. The example also assumes that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example (USD $)	1 year	3 years
Curian Guidance - Fixed Income 100 Fund	119	372

Portfolio Turnover (% of average value of portfolio).
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance. The Fund does not have a portfolio turnover rate as of the date of this Prospectus as it has not yet commenced operations.
Principal Investment Strategies.
The Fund seeks to achieve its objective by investing in shares of Underlying Funds representing various asset classes and strategies.   The Fund will invest in Underlying Funds such that 80% of its assets (net assets plus the amount of any borrowings for investment purposes) are invested in fixed income securities (which may include derivatives exposure to fixed income securities).   The Fund tactically allocates its assets to Underlying Funds that invest amongst various fixed-income classes, as well as non-traditional investments.   Derivative instruments of the Underlying Funds will be counted toward the 80% policy discussed above to the extent they have economic characteristics similar to fixed income securities.

The Underlying Funds in which the Fund may invest each are a separate series of the JNL Series Trust or the Curian Variable Series Trust.  Not all Funds of the JNL Series Trust or the Curian Variable Series Trust are available as Underlying Funds.  Please refer to the statutory prospectus for a list of available Underlying Funds.  The asset classes and strategies of the Underlying Funds are as follows:

Asset Classes and Strategies

Emerging Markets Debt Floating Rate Bond Global Bond High Yield Treasury Inflation Protected (TIPs)	U.S. Investment Grade Bond U.S. Short-Term Investment Grade Bond U.S. Government Bond U.S. Investment Grade Credit

In determining allocations to any particular Underlying Fund, the Fund’s investment adviser considers, among other things, long-term market and economic conditions, historical performance of each Underlying Fund and its related asset class, and expected long-term performance of each Underlying Fund and its related asset class, as well as diversification to control overall portfolio risk exposure.

The Fund is ‘‘non-diversified’’ under the Investment Company Act of 1940, as amended (the “1940 Act”), and may invest more of its assets in fewer issuers than ‘‘diversified’’ mutual funds.
Principal Risks of Investing in the Fund.
An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.

  Allocation risk – Performance depends on the changes in market and economic conditions in the selection and percentages of allocations among Underlying Funds.
  Counterparty and settlement risk – Trading options, futures contracts and other derivative financial instruments entails credit and settlement risk on the counterparties.
  Credit risk – The Fund could lose money if the issuer or guarantor of a fixed-income security, or the counterparty to a derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations.
  Currency risk – The Fund’s net asset value (“NAV”) could decline as a result of changes in the exchange rates between foreign currencies and the U.S. dollar.  Certain foreign countries may impose restrictions on the ability of issuers of foreign securities to make payment of principal and interest to investors located outside the country, due to blockage of foreign currency exchanges or otherwise.
  Derivatives risk – Investing in derivative instruments, such as, swaps, options, futures contracts, forward currency contracts, indexed securities and asset-backed securities, to be announced (TBAs) securities, interest rate swaps, credit default swaps, and certain exchange-traded funds, involves risks, including liquidity, interest rate, market, counterparty, credit and management risks, mispricing or improper valuation.  Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested.  These instruments are subject to transaction costs and certain risks, such as unanticipated changes in securities prices and global currency investment.  The Fund could experience losses if its derivatives were poorly correlated with its other investments, or if the Fund were unable to liquidate its position because of an illiquid secondary market.
  Emerging markets risk – Investments in emerging markets involve greater risk resulting from economic and political systems that typically are less developed, and likely to be less stable, than those of more advanced countries.  Loss may also result from the imposition of exchange controls, confiscations and other government restrictions or from problems in security registration or settlement and custody.  The Fund will also be subject to the risk of negative foreign currency rate fluctuations.
  Equity securities risk –Stock markets are volatile.  The price of equity securities will fluctuate and can decline and reduce the value of a portfolio investing in equities.  The value of equity securities purchased by the Fund could decline if the financial condition of the companies the Fund invests in decline or if overall market and economic conditions deteriorate.  They may also decline due to factors that affect a particular industry or industries, such as labor shortages or an increase in production costs and competitive conditions within an industry.  In addition, they may decline due to general market conditions that are not specifically related to a company or industry, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or generally adverse investor sentiment.
  Fixed income risk – The prices of fixed income securities response to economic developments, particularly interest rate changes, as well as to perceptions about the credit risk of individual issuers.  Increases in interest rates can cause the prices of the Fund’s fixed income securities to decline, and the level of current income from a portfolio of fixed income securities may decline in certain interest rate environments.
  Foreign regulatory risk – The Adviser is an indirect wholly-owned subsidiary of Prudential plc, a publicly traded company incorporated in the United Kingdom and is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is in the United States of America.  Through its ownership structure, the Adviser has a number of global financial industry affiliated entities.  As a result of this structure, and the asset management and financial industry business activities of the Adviser and its affiliates, the Adviser and the Funds may be prohibited or limited in effecting transactions in certain securities.  The Adviser and the Funds may encounter trading limitations or restrictions because of aggregation issues or other foreign regulatory requirements.  Foreign regulators or foreign laws may impose position limits on securities held by the Funds, and the Funds may be limited as to which securities they may purchase or sell, as well as, the timing of such purchases or sales.  These foreign regulatory limits may increase the Funds’ expenses and may limit the Funds’ performance.
  Foreign securities risk – Investments in foreign securities involve risks not typically associated with U.S. investments.  These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments and possible imposition of foreign withholding taxes on income payable on the securities.  In addition, there may be less publicly available information and more volatile or less liquid markets and foreign issuers may not be subject to the same accounting, auditing and financial recordkeeping standards and requirements as domestic issuers.
  Liquidity risk – Investments in securities that are difficult to purchase or sell (illiquid or thinly-traded securities) may reduce returns if the Fund is unable to sell the securities at advantageous times or prices.  Illiquid securities may also be difficult to value.  If the Fund is forced to sell an illiquid asset to meet redemption requests or other cash needs, the Fund may be forced to sell at a loss.
  Managed portfolio risk – As an actively managed portfolio, the value of the Fund’s investments could decline because the financial condition of an issuer may change (due to such factors as management performance, reduced demand or overall market changes), financial markets may fluctuate or overall prices may decline, or the manager’s investment techniques could fail to achieve the Master Fund’s investment objective or negatively affect the Fund’s investment performance.
  Market risk – All forms of securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment.  Adverse market conditions may be prolonged and may not have the same impact on all types of securities.  The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole.
  Non-diversification risk – The Fund is considered non-diversified.  As such, the percentage of the Fund’s assets invested in any single issuer is not limited by the 1940 Act.  With a smaller number of different issuers, there is more risk than holding a larger number of issuers, since changes in the financial condition or market status of a single issuer may cause greater fluctuation of total return and share price of a non-diversified portfolio.
  Swaps risk – Swap agreements involve the risk that the party with whom the Fund has entered into the swap will default on its obligation to pay the Fund and the risk that the Fund will not be able to meet its obligations to pay the other party to the agreement.
  Underlying Funds risk – The ability of the Fund to achieve its investment objective will depend in part upon the allocations of investments in the Underlying Funds and their ability to achieve their investment objectives.

Performance.
Performance for the Fund has not been included because the Fund has not yet commenced operations. Performance for the Fund will be available once the Fund has completed one full calendar year of operations.

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	CURIAN VARIABLE SERIES TRUST
Prospectus Date	rr_ProspectusDate	Apr 30, 2012
Curian Guidance - Fixed Income 100 Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Curian Guidance – Fixed Income 100 Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objectives.
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of the Curian Guidance – Fixed Income 100 Fund (the “Fund”) is to seek income and total return through investment in other funds (the “Underlying Funds”) with a fixed-income orientation.
Expense [Heading]	rr_ExpenseHeading	Expenses.
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable and the total expenses would be higher if they were included.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover (% of average value of portfolio).
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance. The Fund does not have a portfolio turnover rate as of the date of this Prospectus as it has not yet commenced operations.
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	“Other Expenses” include an Administrative Fee of 0.20% which is payable to Curian Capital, LLC and are based on estimated amounts for the initial fiscal year.
Acquired Fund Fees and Expenses, Based on Estimates [Text]	rr_AcquiredFundFeesAndExpensesBasedOnEstimates	Because the Fund invests in Underlying Funds, the Fund will indirectly bear its pro rata share of the fees and expenses of the Underlying Funds in addition to the Fund’s direct fees and expenses. The “Acquired Fund Fees and Expenses” amount shown in the table is based upon the Fund’s estimated allocations to the Underlying Funds during the Fund’s initial fiscal year. The Fund’s investment in Underlying Funds may change over time, and therefore, actual Acquired Fund Fees and Expenses may be higher or lower than those shown above.
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) a 5% annual return and (2) redemption at the end of each time period. The example also assumes that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies.
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund seeks to achieve its objective by investing in shares of Underlying Funds representing various asset classes and strategies. The Fund will invest in Underlying Funds such that 80% of its assets (net assets plus the amount of any borrowings for investment purposes) are invested in fixed income securities (which may include derivatives exposure to fixed income securities). The Fund tactically allocates its assets to Underlying Funds that invest amongst various fixed-income classes, as well as non-traditional investments. Derivative instruments of the Underlying Funds will be counted toward the 80% policy discussed above to the extent they have economic characteristics similar to fixed income securities.

The Underlying Funds in which the Fund may invest each are a separate series of the JNL Series Trust or the Curian Variable Series Trust.  Not all Funds of the JNL Series Trust or the Curian Variable Series Trust are available as Underlying Funds.  Please refer to the statutory prospectus for a list of available Underlying Funds.  The asset classes and strategies of the Underlying Funds are as follows:

Asset Classes and Strategies

Emerging Markets Debt Floating Rate Bond Global Bond High Yield Treasury Inflation Protected (TIPs)	U.S. Investment Grade Bond U.S. Short-Term Investment Grade Bond U.S. Government Bond U.S. Investment Grade Credit

In determining allocations to any particular Underlying Fund, the Fund’s investment adviser considers, among other things, long-term market and economic conditions, historical performance of each Underlying Fund and its related asset class, and expected long-term performance of each Underlying Fund and its related asset class, as well as diversification to control overall portfolio risk exposure.

The Fund is ‘‘non-diversified’’ under the Investment Company Act of 1940, as amended (the “1940 Act”), and may invest more of its assets in fewer issuers than ‘‘diversified’’ mutual funds.
Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund.
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.

  Allocation risk – Performance depends on the changes in market and economic conditions in the selection and percentages of allocations among Underlying Funds.
  Counterparty and settlement risk – Trading options, futures contracts and other derivative financial instruments entails credit and settlement risk on the counterparties.
  Credit risk – The Fund could lose money if the issuer or guarantor of a fixed-income security, or the counterparty to a derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations.
  Currency risk – The Fund’s net asset value (“NAV”) could decline as a result of changes in the exchange rates between foreign currencies and the U.S. dollar.  Certain foreign countries may impose restrictions on the ability of issuers of foreign securities to make payment of principal and interest to investors located outside the country, due to blockage of foreign currency exchanges or otherwise.
  Derivatives risk – Investing in derivative instruments, such as, swaps, options, futures contracts, forward currency contracts, indexed securities and asset-backed securities, to be announced (TBAs) securities, interest rate swaps, credit default swaps, and certain exchange-traded funds, involves risks, including liquidity, interest rate, market, counterparty, credit and management risks, mispricing or improper valuation.  Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested.  These instruments are subject to transaction costs and certain risks, such as unanticipated changes in securities prices and global currency investment.  The Fund could experience losses if its derivatives were poorly correlated with its other investments, or if the Fund were unable to liquidate its position because of an illiquid secondary market.
  Emerging markets risk – Investments in emerging markets involve greater risk resulting from economic and political systems that typically are less developed, and likely to be less stable, than those of more advanced countries.  Loss may also result from the imposition of exchange controls, confiscations and other government restrictions or from problems in security registration or settlement and custody.  The Fund will also be subject to the risk of negative foreign currency rate fluctuations.
  Equity securities risk –Stock markets are volatile.  The price of equity securities will fluctuate and can decline and reduce the value of a portfolio investing in equities.  The value of equity securities purchased by the Fund could decline if the financial condition of the companies the Fund invests in decline or if overall market and economic conditions deteriorate.  They may also decline due to factors that affect a particular industry or industries, such as labor shortages or an increase in production costs and competitive conditions within an industry.  In addition, they may decline due to general market conditions that are not specifically related to a company or industry, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or generally adverse investor sentiment.
  Fixed income risk – The prices of fixed income securities response to economic developments, particularly interest rate changes, as well as to perceptions about the credit risk of individual issuers.  Increases in interest rates can cause the prices of the Fund’s fixed income securities to decline, and the level of current income from a portfolio of fixed income securities may decline in certain interest rate environments.
  Foreign regulatory risk – The Adviser is an indirect wholly-owned subsidiary of Prudential plc, a publicly traded company incorporated in the United Kingdom and is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is in the United States of America.  Through its ownership structure, the Adviser has a number of global financial industry affiliated entities.  As a result of this structure, and the asset management and financial industry business activities of the Adviser and its affiliates, the Adviser and the Funds may be prohibited or limited in effecting transactions in certain securities.  The Adviser and the Funds may encounter trading limitations or restrictions because of aggregation issues or other foreign regulatory requirements.  Foreign regulators or foreign laws may impose position limits on securities held by the Funds, and the Funds may be limited as to which securities they may purchase or sell, as well as, the timing of such purchases or sales.  These foreign regulatory limits may increase the Funds’ expenses and may limit the Funds’ performance.
  Foreign securities risk – Investments in foreign securities involve risks not typically associated with U.S. investments.  These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments and possible imposition of foreign withholding taxes on income payable on the securities.  In addition, there may be less publicly available information and more volatile or less liquid markets and foreign issuers may not be subject to the same accounting, auditing and financial recordkeeping standards and requirements as domestic issuers.
  Liquidity risk – Investments in securities that are difficult to purchase or sell (illiquid or thinly-traded securities) may reduce returns if the Fund is unable to sell the securities at advantageous times or prices.  Illiquid securities may also be difficult to value.  If the Fund is forced to sell an illiquid asset to meet redemption requests or other cash needs, the Fund may be forced to sell at a loss.
  Managed portfolio risk – As an actively managed portfolio, the value of the Fund’s investments could decline because the financial condition of an issuer may change (due to such factors as management performance, reduced demand or overall market changes), financial markets may fluctuate or overall prices may decline, or the manager’s investment techniques could fail to achieve the Master Fund’s investment objective or negatively affect the Fund’s investment performance.
  Market risk – All forms of securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment.  Adverse market conditions may be prolonged and may not have the same impact on all types of securities.  The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole.
  Non-diversification risk – The Fund is considered non-diversified.  As such, the percentage of the Fund’s assets invested in any single issuer is not limited by the 1940 Act.  With a smaller number of different issuers, there is more risk than holding a larger number of issuers, since changes in the financial condition or market status of a single issuer may cause greater fluctuation of total return and share price of a non-diversified portfolio.
  Swaps risk – Swap agreements involve the risk that the party with whom the Fund has entered into the swap will default on its obligation to pay the Fund and the risk that the Fund will not be able to meet its obligations to pay the other party to the agreement.
  Underlying Funds risk – The ability of the Fund to achieve its investment objective will depend in part upon the allocations of investments in the Underlying Funds and their ability to achieve their investment objectives.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus
  Non-diversification risk – The Fund is considered non-diversified.  As such, the percentage of the Fund’s assets invested in any single issuer is not limited by the 1940 Act.  With a smaller number of different issuers, there is more risk than holding a larger number of issuers, since changes in the financial condition or market status of a single issuer may cause greater fluctuation of total return and share price of a non-diversified portfolio.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance.
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	Performance for the Fund has not been included because the Fund has not yet commenced operations. Performance for the Fund will be available once the Fund has completed one full calendar year of operations.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Performance for the Fund has not been included because the Fund has not yet commenced operations. Performance for the Fund will be available once the Fund has completed one full calendar year of operations.
Curian Guidance - Fixed Income 100 Fund | Curian Guidance - Fixed Income 100 Fund
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees	rr_ShareholderFeeOther	none
Management Fees	rr_ManagementFeesOverAssets	0.20%
Other Expenses	rr_OtherExpensesOverAssets	0.22%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.75%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.17%
1 year	rr_ExpenseExampleYear01	119
3 years	rr_ExpenseExampleYear03	372

[1]	"Other Expenses" include an Administrative Fee of 0.20% which is payable to Curian Capital, LLC and are based on estimated amounts for the initial fiscal year.
[2]	Because the Fund invests in Underlying Funds, the Fund will indirectly bear its pro rata share of the fees and expenses of the Underlying Funds in addition to the Fund's direct fees and expenses. The "Acquired Fund Fees and Expenses" amount shown in the table is based upon the Fund's estimated allocations to the Underlying Funds during the Fund's initial fiscal year. The Fund's investment in Underlying Funds may change over time, and therefore, actual Acquired Fund Fees and Expenses may be higher or lower than those shown above.

Curian/DFA U.S. Micro Cap Fund
Curian/DFA U.S. Micro Cap Fund
Investment Objectives.
The investment objective of the Curian/DFA U.S. Micro Cap Fund (the “Fund”) is to seek long-term capital appreciation.
Expenses.
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable and the total expenses would be higher if they were included.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (USD $)	Curian/DFA U.S. Micro Cap Fund
Shareholder Fees	none

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Curian/DFA U.S. Micro Cap Fund
Management Fees		0.80%
Distribution and/or Service (12b-1) Fees		0.25%
Other Expenses	[1]	0.22%
Total Annual Fund Operating Expenses		1.27%
[1]	"Other Expenses" include an Administrative Fee of 0.20% which is payable to Curian Capital, LLC and are based on estimated amounts for the initial fiscal year.

Expense Example.
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) a 5% annual return and (2) redemption at the end of each time period. The example also assumes that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example (USD $)	1 year	3 years
Curian/DFA U.S. Micro Cap Fund	129	403

Portfolio Turnover (% of average value of portfolio).
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance. The Fund does not have a portfolio turnover rate as of the date of this Prospectus as it has not yet commenced operations.
Principal Investment Strategies.
Dimensional Fund Advisors LP (“Sub-Adviser”) believes that equity investing should involve a long-term view and a systematic focus on sources of expected returns, not on stock picking or market timing.  In constructing an investment portfolio, the Sub-Adviser identifies a broadly diversified universe of eligible securities with precisely-defined risk and return characteristics.  It then places priority on efficiently managing portfolio turnover and keeping trading costs low.  The Sub-Adviser does not intend to purchase or sell securities for the investment portfolio based on prospects for the economy, the securities markets or the individual issuers whose shares are eligible for purchase.

The Fund, using a market capitalization weighted approach, purchases a broad and diverse group of the common stocks of U.S. micro cap companies.  A company’s market capitalization is the number of its shares outstanding times its price per share.  In general, the higher the relative market capitalization of the U.S. micro cap company, the greater its representation in the Fund.  The Sub-Adviser may modify market capitalization weights after considering such factors as free float, momentum, trading strategies, liquidity management and other factors that the Sub-Adviser determines to be appropriate, given market conditions.

As a non-fundamental policy, under normal circumstances, the Fund will invest at least 80% of its net assets in securities of U.S. micro cap companies.  As of the date of this Prospectus, for the purposes of the Fund, the Sub-Adviser considers micro cap companies to be companies whose market capitalizations are generally in the lowest 5% of total market capitalization or companies whose market capitalizations are smaller than the 1,500th largest U.S. company, whichever results in the higher market capitalization break.  Total market capitalization is based on the market capitalization of U.S. operating companies listed on the New York Stock Exchange (“NYSE”), NYSE Alternext US LLC, Nasdaq Global Market® or such other securities exchanges deemed appropriate by the Sub-Adviser.  When implementing its strategy, the Fund will, as of the date of this Prospectus, generally purchase securities of companies that are in the lowest 5% of total market capitalization but may also purchase securities of companies above this range that are considered micro cap companies under the Sub-Adviser’s market capitalization guidelines.   Under the Sub-Adviser’s market capitalization guidelines described above, as of June 30, 2012, the market capitalization of a micro cap company was $1,297 million or below.

The Fund may use derivatives, such as futures contracts and options on futures contracts for U.S. equity securities and indices, to gain market exposure for its uninvested cash pending investment in securities or to maintain liquidity to pay redemptions.

The Fund may lend its portfolio securities to generate additional income.
Principal Risks of Investing in the Fund.
An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.
  Derivatives risk – Investing in derivative instruments, such as, swaps, options, futures contracts, forward currency contracts, indexed securities and asset-backed securities, to be announced (TBAs) securities, interest rate swaps, credit default swaps, and certain exchange traded funds, involves risks, including liquidity, interest rate, market, counterparty, credit and management risks, mispricing or improper valuation. Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested.  These instruments are subject to transaction costs and certain risks, such as unanticipated changes in securities prices and global currency investment.  The Fund could experience losses if its derivatives were poorly correlated with its other investments, or if the Fund were unable to liquidate its position because of an illiquid secondary market.
  Equity securities risk – Common and preferred stocks represent equity ownership in a company. Stock markets are volatile. The price of equity securities will fluctuate and can decline and reduce the value of a portfolio investing in equities. The value of equity securities purchased by the Fund could decline if the financial condition of the companies the Fund invests in decline or if overall market and economic conditions deteriorate. They may also decline due to factors that affect a particular industry or industries, such as labor shortages or an increase in production costs and competitive conditions within an industry. In addition, they may decline due to general market conditions that are not specifically related to a company or industry, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or generally adverse investor sentiment.
  Growth investing risk – Growth stocks are generally priced based on future or anticipated earnings and can perform differently from the market as a whole or other types of stocks.
  Investment value style risk – Value stocks may not increase in price if other investors fail to recognize a company’s value or the factors that are expected to increase the price of a security do not occur. In the past, over the long-term, the growth and value stock categories have had similar returns; however, each category sometimes outperforms the other for longer periods of time.
  Managed portfolio risk– As an actively managed portfolio, the value of the Fund’s investments could decline because the financial condition of an issuer may change (due to such factors as management performance, reduced demand or overall market changes), financial markets may fluctuate or overall prices may decline, or the manager’s investment techniques could fail to achieve the Fund’s investment objective or negatively affect the Fund’s investment performance.
  Market risk – All forms of securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment.  Adverse market conditions may be prolonged and may not have the same impact on all types of securities.  The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole.
  Micro-cap company risk – Micro-cap stocks involve substantially greater risks of loss and price fluctuations because their earnings and revenues tend to be less predictable (and some companies may be experiencing significant losses), and their share prices tend to be more volatile and their markets less liquid than companies with larger market capitalizations. Micro-cap companies may be newly formed or in the early stages of development, with limited product lines, markets or financial resources and may lack management depth. In addition, there may be less public information available about these companies. The shares of micro-cap companies tend to trade less frequently than those of larger, more established companies, which can adversely affect the pricing of these securities and the future ability to sell these securities. Also, it may take a long time before the Fund realizes a gain, if any, on an investment in a micro-cap company.
  Small-capitalization investing risk – Investing in smaller, newer companies generally involves greater risks than investing in larger, more established ones.

Performance.
Performance for the Fund has not been included because the Fund has not yet commenced operations. Performance for the Fund will be available once the Fund has completed one full calendar year of operations.

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	CURIAN VARIABLE SERIES TRUST
Prospectus Date	rr_ProspectusDate	Apr 30, 2012
Curian/DFA U.S. Micro Cap Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Curian/DFA U.S. Micro Cap Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objectives.
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of the Curian/DFA U.S. Micro Cap Fund (the “Fund”) is to seek long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Expenses.
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable and the total expenses would be higher if they were included.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover (% of average value of portfolio).
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance. The Fund does not have a portfolio turnover rate as of the date of this Prospectus as it has not yet commenced operations.
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	“Other Expenses” include an Administrative Fee of 0.20% which is payable to Curian Capital, LLC and are based on estimated amounts for the initial fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) a 5% annual return and (2) redemption at the end of each time period. The example also assumes that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies.
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	Dimensional Fund Advisors LP (“Sub-Adviser”) believes that equity investing should involve a long-term view and a systematic focus on sources of expected returns, not on stock picking or market timing. In constructing an investment portfolio, the Sub-Adviser identifies a broadly diversified universe of eligible securities with precisely-defined risk and return characteristics. It then places priority on efficiently managing portfolio turnover and keeping trading costs low. The Sub-Adviser does not intend to purchase or sell securities for the investment portfolio based on prospects for the economy, the securities markets or the individual issuers whose shares are eligible for purchase.

The Fund, using a market capitalization weighted approach, purchases a broad and diverse group of the common stocks of U.S. micro cap companies.  A company’s market capitalization is the number of its shares outstanding times its price per share.  In general, the higher the relative market capitalization of the U.S. micro cap company, the greater its representation in the Fund.  The Sub-Adviser may modify market capitalization weights after considering such factors as free float, momentum, trading strategies, liquidity management and other factors that the Sub-Adviser determines to be appropriate, given market conditions.

As a non-fundamental policy, under normal circumstances, the Fund will invest at least 80% of its net assets in securities of U.S. micro cap companies.  As of the date of this Prospectus, for the purposes of the Fund, the Sub-Adviser considers micro cap companies to be companies whose market capitalizations are generally in the lowest 5% of total market capitalization or companies whose market capitalizations are smaller than the 1,500th largest U.S. company, whichever results in the higher market capitalization break.  Total market capitalization is based on the market capitalization of U.S. operating companies listed on the New York Stock Exchange (“NYSE”), NYSE Alternext US LLC, Nasdaq Global Market® or such other securities exchanges deemed appropriate by the Sub-Adviser.  When implementing its strategy, the Fund will, as of the date of this Prospectus, generally purchase securities of companies that are in the lowest 5% of total market capitalization but may also purchase securities of companies above this range that are considered micro cap companies under the Sub-Adviser’s market capitalization guidelines.   Under the Sub-Adviser’s market capitalization guidelines described above, as of June 30, 2012, the market capitalization of a micro cap company was $1,297 million or below.

The Fund may use derivatives, such as futures contracts and options on futures contracts for U.S. equity securities and indices, to gain market exposure for its uninvested cash pending investment in securities or to maintain liquidity to pay redemptions.

The Fund may lend its portfolio securities to generate additional income.
Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund.
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.
  Derivatives risk – Investing in derivative instruments, such as, swaps, options, futures contracts, forward currency contracts, indexed securities and asset-backed securities, to be announced (TBAs) securities, interest rate swaps, credit default swaps, and certain exchange traded funds, involves risks, including liquidity, interest rate, market, counterparty, credit and management risks, mispricing or improper valuation. Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested.  These instruments are subject to transaction costs and certain risks, such as unanticipated changes in securities prices and global currency investment.  The Fund could experience losses if its derivatives were poorly correlated with its other investments, or if the Fund were unable to liquidate its position because of an illiquid secondary market.
  Equity securities risk – Common and preferred stocks represent equity ownership in a company. Stock markets are volatile. The price of equity securities will fluctuate and can decline and reduce the value of a portfolio investing in equities. The value of equity securities purchased by the Fund could decline if the financial condition of the companies the Fund invests in decline or if overall market and economic conditions deteriorate. They may also decline due to factors that affect a particular industry or industries, such as labor shortages or an increase in production costs and competitive conditions within an industry. In addition, they may decline due to general market conditions that are not specifically related to a company or industry, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or generally adverse investor sentiment.
  Growth investing risk – Growth stocks are generally priced based on future or anticipated earnings and can perform differently from the market as a whole or other types of stocks.
  Investment value style risk – Value stocks may not increase in price if other investors fail to recognize a company’s value or the factors that are expected to increase the price of a security do not occur. In the past, over the long-term, the growth and value stock categories have had similar returns; however, each category sometimes outperforms the other for longer periods of time.
  Managed portfolio risk– As an actively managed portfolio, the value of the Fund’s investments could decline because the financial condition of an issuer may change (due to such factors as management performance, reduced demand or overall market changes), financial markets may fluctuate or overall prices may decline, or the manager’s investment techniques could fail to achieve the Fund’s investment objective or negatively affect the Fund’s investment performance.
  Market risk – All forms of securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment.  Adverse market conditions may be prolonged and may not have the same impact on all types of securities.  The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole.
  Micro-cap company risk – Micro-cap stocks involve substantially greater risks of loss and price fluctuations because their earnings and revenues tend to be less predictable (and some companies may be experiencing significant losses), and their share prices tend to be more volatile and their markets less liquid than companies with larger market capitalizations. Micro-cap companies may be newly formed or in the early stages of development, with limited product lines, markets or financial resources and may lack management depth. In addition, there may be less public information available about these companies. The shares of micro-cap companies tend to trade less frequently than those of larger, more established companies, which can adversely affect the pricing of these securities and the future ability to sell these securities. Also, it may take a long time before the Fund realizes a gain, if any, on an investment in a micro-cap company.
  Small-capitalization investing risk – Investing in smaller, newer companies generally involves greater risks than investing in larger, more established ones.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance.
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	Performance for the Fund has not been included because the Fund has not yet commenced operations. Performance for the Fund will be available once the Fund has completed one full calendar year of operations.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Performance for the Fund has not been included because the Fund has not yet commenced operations. Performance for the Fund will be available once the Fund has completed one full calendar year of operations.
Curian/DFA U.S. Micro Cap Fund | Curian/DFA U.S. Micro Cap Fund
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees	rr_ShareholderFeeOther	none
Management Fees	rr_ManagementFeesOverAssets	0.80%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.22% [1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.27%
1 year	rr_ExpenseExampleYear01	129
3 years	rr_ExpenseExampleYear03	403

[1]	"Other Expenses" include an Administrative Fee of 0.20% which is payable to Curian Capital, LLC and are based on estimated amounts for the initial fiscal year.

Curian/Franklin Templeton Frontier Markets Fund
Curian/Franklin Templeton Frontier Markets Fund
Investment Objectives.
The investment objective of the Curian/Franklin Templeton Frontier Markets Fund (the “Fund”) is to seek long-term capital appreciation.
Expenses.
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable and the total expenses would be higher if they were included.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (USD $)	Curian/Franklin Templeton Frontier Markets Fund
Shareholder Fees	none

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Curian/Franklin Templeton Frontier Markets Fund
Management Fees		1.40%
Distribution and/or Service (12b-1) Fees		0.25%
Other Expenses	[1]	0.22%
Total Annual Fund Operating Expenses		1.87%
[1]	"Other Expenses" include an Administrative Fee of 0.20% which is payable to Curian Capital, LLC and are based on estimated amounts for the initial fiscal year.

Expense Example.
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) a 5% annual return and (2) redemption at the end of each time period. The example also assumes that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example (USD $)	1 year	3 years
Curian/Franklin Templeton Frontier Markets Fund	190	588

Portfolio Turnover (% of average value of portfolio).
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance. The Fund does not have a portfolio turnover rate as of the date of this Prospectus as it has not yet commenced operations.
Principal Investment Strategies.
Under normal market conditions, the Fund invests at least 80% of its net assets in securities of companies located in “frontier market countries.” The Fund deems the following countries to be frontier markets:
  Central and Eastern Europe: Azerbaijan, Belarus, Bulgaria, Croatia, Czech Republic, Estonia, Georgia, Hungary, Kazakhstan, Latvia, Lithuania, Macedonia, Mongolia, Montenegro, Romania, Serbia, Slovakia, Slovenia, Turkey, Turkmenistan, Ukraine
  Africa: Botswana, Cote d’Ivoire, Ghana, Kenya, Malawi, Mauritius, Morocco, Mozambique, Namibia, Nigeria, Swaziland, Tanzania, Uganda, Zambia, Zimbabwe
  Middle East: Bahrain, Egypt, Jordan, Kuwait, Lebanon, Oman, Qatar, Saudi Arabia, Tunisia, United Arab Emirates
  Asia: Bangladesh, Cambodia, Indonesia, Pakistan, Philippines, Sri Lanka, Thailand, Vietnam
  Central and South America: Argentina, Chile, Colombia, Ecuador, Jamaica, Panama, Paraguay, Peru, Trinidad & Tobago, Uruguay, Venezuela
The Fund may deem other countries to be frontier markets either currently or in the future. In general, frontier market countries are a sub-set of those currently considered to be emerging or developing markets by the World Bank, the International Finance Corporation, the United Nations, or the countries’ authorities, or countries with a stock market capitalization of less than 3% of the Morgan Stanley Capital International (MSCI) World Index. These countries typically are located in the Asia-Pacific region, Central and Eastern Europe, the Middle East, Central and South America, and Africa.

The Fund invests primarily in the equity securities of frontier market companies. The equity securities in which the Fund invests are principally common stock, including related depositary receipts. The Fund may invest in the equity securities of companies of any size. Because the securities of frontier market companies tend to be considered small and micro-cap, the Fund’s investments in equity securities consist principally of these of small and micro-cap companies.   The Fund may also use participatory notes, which are debt obligations issued by banks, to replicate equity market exposure in frontier markets where direct investment is either impossible or difficult due to investment restrictions.

When choosing equity investments for the Fund, the investment manager applies a fundamental research, value-oriented, long-term approach, focusing on the market price of a company’s securities relative to the investment manager’s evaluation of the company’s long-term earnings, asset value and cash flow potential. The investment manager also considers a company’s profit and loss outlook, balance sheet strength, cash flow trends and asset value in relation to the current price.

The Fund is “non-diversified” under the 1940 Act, and may invest more of its assets in fewer issuers than “diversified” mutual funds.
Principal Risks of Investing in the Fund.
An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.
  Currency risk – The Fund’s net asset value (“NAV”) could decline as a result of changes in the exchange rates between foreign currencies and the U.S. dollar.  Certain foreign countries may impose restrictions on the ability of issuers of foreign securities to make payment of principal and interest to investors located outside the country, due to blockage of foreign currency exchanges or otherwise.
  Depositary receipts risk – The issuers of unsponsored depositary receipts are not obligated to disclose information that is, in the United States, considered material. Therefore, there may be less information available regarding these issuers and there may not be a correlation between such information and the market value of the depositary receipts. Depositary receipts are generally subject to the same risks as the foreign securities that they evidence or into which they may be converted.
  Credit risk – An issuer of debt securities, including participatory notes, may fail to make interest payments and repay principal when due, in whole or in part.  Changes in an issuer’s financial strength or in a security’s credit rating may affect a security’s value.
  Emerging markets risk – Investments in emerging markets involve greater risk resulting from economic and political systems that typically are less developed, and likely to be less stable, than those of more advanced countries.  Loss may also result from the imposition of exchange controls, confiscations and other government restrictions or from problems in security registration or settlement and custody.  The Fund will also be subject to the risk of negative foreign currency rate fluctuations.
  Focus risk – To the extent that the Fund focuses on particular countries, regions, industries, sectors or types of investment from time to time, the Fund may be subject to greater risks of adverse developments in such areas of focus than a fund that invests in a wider variety of countries, regions, industries, sectors or investments.
  Foreign regulatory risk – The Adviser is an indirect wholly-owned subsidiary of Prudential plc, a publicly traded company incorporated in the United Kingdom and is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is in the United States of America.  Through its ownership structure, the Adviser has a number of global financial industry affiliated entities.  As a result of this structure, and the asset management and financial industry business activities of the Adviser and its affiliates, the Adviser and the Funds may be prohibited or limited in effecting transactions in certain securities.  The Adviser and the Funds may encounter trading limitations or restrictions because of aggregation issues or other foreign regulatory requirements.  Foreign regulators or foreign laws may impose position limits on securities held by the Funds, and the Funds may be limited as to which securities they may purchase or sell, as well as, the timing of such purchases or sales.  These foreign regulatory limits may increase the Funds’ expenses and may limit the Funds’ performance.
  Foreign securities risk – Investments in foreign securities involve risks not typically associated with U.S. investments.  These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments and possible imposition of foreign withholding taxes on income payable on the securities.  In addition, there may be less publicly available information and more volatile or less liquid markets and foreign issuers may not be subject to the same accounting, auditing and financial recordkeeping standards and requirements as domestic issuers.
  Frontier market countries risk – Frontier market countries generally have smaller economies and even less developed capital markets than traditional developing markets, and, as a result, the risks of investing in developing market countries are magnified in frontier market countries. The magnification of risks are the result of: potential for extreme price volatility and illiquidity in frontier markets; government ownership or control of parts of private sector and of certain companies; trade barriers, exchange controls, managed adjustments in relative currency values and other protectionist measures imposed or negotiated by the countries with which frontier market countries trade; and the relatively new and unsettled securities laws in many frontier market countries.
  Industry concentration risk – Greater emphasis or programmed concentration on investments in a particular industry may result in significant share value fluctuation in response to events affecting that industry.
  Investment style risk – Value stocks may not increase in price if other investors fail to recognize a company’s growth, value or the factors that are expected to increase the price of a security do not occur. In the past, over the long-term, the growth and value stock categories have had similar returns; however, each category sometimes outperforms the other for long periods of time.
  Liquidity risk – Investments in securities that are difficult to purchase or sell (illiquid or thinly-traded securities) may reduce returns if the Fund is unable to sell the securities at advantageous times or prices.  Illiquid securities may also be difficult to value.  If the Fund is forced to sell an illiquid asset to meet redemption requests or other cash needs, the Fund may be forced to sell at a loss.
  Managed portfolio risk– As an actively managed portfolio, the value of the Fund’s investments could decline because the financial condition of an issuer may change (due to such factors as management performance, reduced demand or overall market changes), financial markets may fluctuate or overall prices may decline, or the manager’s investment techniques could fail to achieve the Fund’s investment objective or negatively affect the Fund’s investment performance.
  Market risk – All forms of securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment.  Adverse market conditions may be prolonged and may not have the same impact on all types of securities.  The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole.
  Mid-capitalization investing risk – The prices of securities of mid-capitalization companies tend to fluctuate more widely and erratically than those of larger, more established companies.
  Micro-cap company risk – Micro-cap stocks involve substantially greater risks of loss and price fluctuations because their earnings and revenues tend to be less predictable (and some companies may be experiencing significant losses), and their share prices tend to be more volatile and their markets less liquid than companies with larger market capitalizations. Micro-cap companies may be newly formed or in the early stages of development, with limited product lines, markets or financial resources and may lack management depth. In addition, there may be less public information available about these companies. The shares of micro-cap companies tend to trade less frequently than those of larger, more established companies, which can adversely affect the pricing of these securities and the future ability to sell these securities. Also, it may take a long time before the Fund realizes a gain, if any, on an investment in a micro-cap company.
  Non-diversification risk – With a smaller number of different issuers, there is more risk than holding a larger number of issuers, since changes in the financial condition or market status of a single issuer may cause greater fluctuation total return and share price of a non-diversified portfolio.
  Participation note risk – An investment in a participation note involves additional risks beyond the risks normally associated with a direct investment in the underlying security and a participation note's performance may differ from the underlying security’s performance.  Holders of participation notes do not have the same rights as an owner of the underlying stock and are subject to the credit risk of the issuer, and participation notes are privately issued and may be illiquid.
  Small-capitalization investing risk – Investing in smaller, newer companies generally involves greater risks than investing in larger, more established ones.

Performance.
Performance for the Fund has not been included because the Fund has not yet commenced operations. Performance for the Fund will be available once the Fund has completed one full calendar year of operations.

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	CURIAN VARIABLE SERIES TRUST
Prospectus Date	rr_ProspectusDate	Apr 30, 2012
Curian/Franklin Templeton Frontier Markets Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Curian/Franklin Templeton Frontier Markets Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objectives.
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of the Curian/Franklin Templeton Frontier Markets Fund (the “Fund”) is to seek long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Expenses.
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable and the total expenses would be higher if they were included.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover (% of average value of portfolio).
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance. The Fund does not have a portfolio turnover rate as of the date of this Prospectus as it has not yet commenced operations.
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	“Other Expenses” include an Administrative Fee of 0.20% which is payable to Curian Capital, LLC and are based on estimated amounts for the initial fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) a 5% annual return and (2) redemption at the end of each time period. The example also assumes that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies.
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	Under normal market conditions, the Fund invests at least 80% of its net assets in securities of companies located in “frontier market countries.” The Fund deems the following countries to be frontier markets:
  Central and Eastern Europe: Azerbaijan, Belarus, Bulgaria, Croatia, Czech Republic, Estonia, Georgia, Hungary, Kazakhstan, Latvia, Lithuania, Macedonia, Mongolia, Montenegro, Romania, Serbia, Slovakia, Slovenia, Turkey, Turkmenistan, Ukraine
  Africa: Botswana, Cote d’Ivoire, Ghana, Kenya, Malawi, Mauritius, Morocco, Mozambique, Namibia, Nigeria, Swaziland, Tanzania, Uganda, Zambia, Zimbabwe
  Middle East: Bahrain, Egypt, Jordan, Kuwait, Lebanon, Oman, Qatar, Saudi Arabia, Tunisia, United Arab Emirates
  Asia: Bangladesh, Cambodia, Indonesia, Pakistan, Philippines, Sri Lanka, Thailand, Vietnam
  Central and South America: Argentina, Chile, Colombia, Ecuador, Jamaica, Panama, Paraguay, Peru, Trinidad & Tobago, Uruguay, Venezuela
The Fund may deem other countries to be frontier markets either currently or in the future. In general, frontier market countries are a sub-set of those currently considered to be emerging or developing markets by the World Bank, the International Finance Corporation, the United Nations, or the countries’ authorities, or countries with a stock market capitalization of less than 3% of the Morgan Stanley Capital International (MSCI) World Index. These countries typically are located in the Asia-Pacific region, Central and Eastern Europe, the Middle East, Central and South America, and Africa.

The Fund invests primarily in the equity securities of frontier market companies. The equity securities in which the Fund invests are principally common stock, including related depositary receipts. The Fund may invest in the equity securities of companies of any size. Because the securities of frontier market companies tend to be considered small and micro-cap, the Fund’s investments in equity securities consist principally of these of small and micro-cap companies.   The Fund may also use participatory notes, which are debt obligations issued by banks, to replicate equity market exposure in frontier markets where direct investment is either impossible or difficult due to investment restrictions.

When choosing equity investments for the Fund, the investment manager applies a fundamental research, value-oriented, long-term approach, focusing on the market price of a company’s securities relative to the investment manager’s evaluation of the company’s long-term earnings, asset value and cash flow potential. The investment manager also considers a company’s profit and loss outlook, balance sheet strength, cash flow trends and asset value in relation to the current price.

The Fund is “non-diversified” under the 1940 Act, and may invest more of its assets in fewer issuers than “diversified” mutual funds.
Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund.
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.
  Currency risk – The Fund’s net asset value (“NAV”) could decline as a result of changes in the exchange rates between foreign currencies and the U.S. dollar.  Certain foreign countries may impose restrictions on the ability of issuers of foreign securities to make payment of principal and interest to investors located outside the country, due to blockage of foreign currency exchanges or otherwise.
  Depositary receipts risk – The issuers of unsponsored depositary receipts are not obligated to disclose information that is, in the United States, considered material. Therefore, there may be less information available regarding these issuers and there may not be a correlation between such information and the market value of the depositary receipts. Depositary receipts are generally subject to the same risks as the foreign securities that they evidence or into which they may be converted.
  Credit risk – An issuer of debt securities, including participatory notes, may fail to make interest payments and repay principal when due, in whole or in part.  Changes in an issuer’s financial strength or in a security’s credit rating may affect a security’s value.
  Emerging markets risk – Investments in emerging markets involve greater risk resulting from economic and political systems that typically are less developed, and likely to be less stable, than those of more advanced countries.  Loss may also result from the imposition of exchange controls, confiscations and other government restrictions or from problems in security registration or settlement and custody.  The Fund will also be subject to the risk of negative foreign currency rate fluctuations.
  Focus risk – To the extent that the Fund focuses on particular countries, regions, industries, sectors or types of investment from time to time, the Fund may be subject to greater risks of adverse developments in such areas of focus than a fund that invests in a wider variety of countries, regions, industries, sectors or investments.
  Foreign regulatory risk – The Adviser is an indirect wholly-owned subsidiary of Prudential plc, a publicly traded company incorporated in the United Kingdom and is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is in the United States of America.  Through its ownership structure, the Adviser has a number of global financial industry affiliated entities.  As a result of this structure, and the asset management and financial industry business activities of the Adviser and its affiliates, the Adviser and the Funds may be prohibited or limited in effecting transactions in certain securities.  The Adviser and the Funds may encounter trading limitations or restrictions because of aggregation issues or other foreign regulatory requirements.  Foreign regulators or foreign laws may impose position limits on securities held by the Funds, and the Funds may be limited as to which securities they may purchase or sell, as well as, the timing of such purchases or sales.  These foreign regulatory limits may increase the Funds’ expenses and may limit the Funds’ performance.
  Foreign securities risk – Investments in foreign securities involve risks not typically associated with U.S. investments.  These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments and possible imposition of foreign withholding taxes on income payable on the securities.  In addition, there may be less publicly available information and more volatile or less liquid markets and foreign issuers may not be subject to the same accounting, auditing and financial recordkeeping standards and requirements as domestic issuers.
  Frontier market countries risk – Frontier market countries generally have smaller economies and even less developed capital markets than traditional developing markets, and, as a result, the risks of investing in developing market countries are magnified in frontier market countries. The magnification of risks are the result of: potential for extreme price volatility and illiquidity in frontier markets; government ownership or control of parts of private sector and of certain companies; trade barriers, exchange controls, managed adjustments in relative currency values and other protectionist measures imposed or negotiated by the countries with which frontier market countries trade; and the relatively new and unsettled securities laws in many frontier market countries.
  Industry concentration risk – Greater emphasis or programmed concentration on investments in a particular industry may result in significant share value fluctuation in response to events affecting that industry.
  Investment style risk – Value stocks may not increase in price if other investors fail to recognize a company’s growth, value or the factors that are expected to increase the price of a security do not occur. In the past, over the long-term, the growth and value stock categories have had similar returns; however, each category sometimes outperforms the other for long periods of time.
  Liquidity risk – Investments in securities that are difficult to purchase or sell (illiquid or thinly-traded securities) may reduce returns if the Fund is unable to sell the securities at advantageous times or prices.  Illiquid securities may also be difficult to value.  If the Fund is forced to sell an illiquid asset to meet redemption requests or other cash needs, the Fund may be forced to sell at a loss.
  Managed portfolio risk– As an actively managed portfolio, the value of the Fund’s investments could decline because the financial condition of an issuer may change (due to such factors as management performance, reduced demand or overall market changes), financial markets may fluctuate or overall prices may decline, or the manager’s investment techniques could fail to achieve the Fund’s investment objective or negatively affect the Fund’s investment performance.
  Market risk – All forms of securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment.  Adverse market conditions may be prolonged and may not have the same impact on all types of securities.  The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole.
  Mid-capitalization investing risk – The prices of securities of mid-capitalization companies tend to fluctuate more widely and erratically than those of larger, more established companies.
  Micro-cap company risk – Micro-cap stocks involve substantially greater risks of loss and price fluctuations because their earnings and revenues tend to be less predictable (and some companies may be experiencing significant losses), and their share prices tend to be more volatile and their markets less liquid than companies with larger market capitalizations. Micro-cap companies may be newly formed or in the early stages of development, with limited product lines, markets or financial resources and may lack management depth. In addition, there may be less public information available about these companies. The shares of micro-cap companies tend to trade less frequently than those of larger, more established companies, which can adversely affect the pricing of these securities and the future ability to sell these securities. Also, it may take a long time before the Fund realizes a gain, if any, on an investment in a micro-cap company.
  Non-diversification risk – With a smaller number of different issuers, there is more risk than holding a larger number of issuers, since changes in the financial condition or market status of a single issuer may cause greater fluctuation total return and share price of a non-diversified portfolio.
  Participation note risk – An investment in a participation note involves additional risks beyond the risks normally associated with a direct investment in the underlying security and a participation note's performance may differ from the underlying security’s performance.  Holders of participation notes do not have the same rights as an owner of the underlying stock and are subject to the credit risk of the issuer, and participation notes are privately issued and may be illiquid.
  Small-capitalization investing risk – Investing in smaller, newer companies generally involves greater risks than investing in larger, more established ones.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus
  Non-diversification risk – With a smaller number of different issuers, there is more risk than holding a larger number of issuers, since changes in the financial condition or market status of a single issuer may cause greater fluctuation total return and share price of a non-diversified portfolio.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance.
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	Performance for the Fund has not been included because the Fund has not yet commenced operations. Performance for the Fund will be available once the Fund has completed one full calendar year of operations.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Performance for the Fund has not been included because the Fund has not yet commenced operations. Performance for the Fund will be available once the Fund has completed one full calendar year of operations.
Curian/Franklin Templeton Frontier Markets Fund | Curian/Franklin Templeton Frontier Markets Fund
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees	rr_ShareholderFeeOther	none
Management Fees	rr_ManagementFeesOverAssets	1.40%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.22% [1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.87%
1 year	rr_ExpenseExampleYear01	190
3 years	rr_ExpenseExampleYear03	588

[1]	"Other Expenses" include an Administrative Fee of 0.20% which is payable to Curian Capital, LLC and are based on estimated amounts for the initial fiscal year.

Curian/Neuberger Berman Currency Fund
Curian/Neuberger Berman Currency Fund
Investment Objective.
The investment objective of the Curian/Neuberger Berman Currency Fund (the “Fund”) is to seek absolute return.
Expenses.
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable and the total expenses would be higher if they were included.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (USD $)	Curian/Neuberger Berman Currency Fund
Shareholder Fees	none

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Curian/Neuberger Berman Currency Fund
Management Fees		0.70%
Distribution and/or Service (12b-1) Fees		0.25%
Other Expenses	[1]	0.22%
Total Annual Fund Operating Expenses		1.17%
[1]	"Other Expenses" include an Administrative Fee of 0.20% which is payable to Curian Capital, LLC and are based on estimated amounts for the initial fiscal year.

Expense Example.
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) a 5% annual return and (2) redemption at the end of each time period. The example also assumes that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example (USD $)	1 year	3 years
Curian/Neuberger Berman Currency Fund	119	372

Portfolio Turnover (% of average value of portfolio).
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance. The Fund does not have a portfolio turnover rate as of the date of this Prospectus as it has not yet commenced operations.
Principal Investment Strategies.
The Fund invests under normal circumstances at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in currency-related investments.  Currency-related investments may include all currency spots, forwards, swaps, futures, and options as well as U.S. Treasury Bills, Notes and U.S. Government and Government Agency Securities.  The Fund seeks to generate absolute returns with low correlation to other asset classes.

The Fund will invest primarily in currencies of developed countries. The Fund will also invest, to a lesser extent, in emerging market currencies considered to be liquid. The Fund will invest in these currencies mainly, but not exclusively, through, currency spot contracts and currency forward contracts.  The Fund may also gain exposure to currencies through currency swaps, non-deliverable currency forwards, currency options and currency futures.

The management of the Fund is supported by a framework of fundamental tools that the Fund uses in seeking to assess relative value among currencies. The Fund analyzes data and seeks opportunities across multiple time horizons and uses a number of strategies based on fundamental factors such as multi-asset class momentum indicators, interest rates, growth, capital flows, distance from fair value, policy impact on growth, and structural factors.

The Fund may also invest in derivative instruments as a means of hedging risk and/or for investment purposes, which may include altering the Fund’s exposure to interest rates, sectors and individual issuers.  These derivative instruments may include futures, forward foreign currency contracts, and swaps, such as total return swaps, credit default swaps and interest rate swaps.

The Fund may also invest in high quality (being rated BBB or above or equivalent by a Recognized Rating Agency) short-term money market instruments such as bank deposits, fixed or floating rate instruments (including but not limited to commercial paper), floating rate notes, certificates of deposit, debentures, asset backed securities and government or corporate bonds, cash and cash equivalents (including but not limited to treasury bills).
Principal Risks of Investing in the Fund.
An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.
  Bonds risk – Rising interest rates will generally cause the prices of bonds and other debt securities to fall.  In addition, falling interest rates may cause an issuer to redeem, call or refinance a security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities.  Longer maturity debt securities may be subject to greater price fluctuations than shorter maturity debt securities.  Bonds and other debt securities are subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default.
  Counterparty and settlement risk - Trading options, futures contracts and other derivative financial instruments entails credit and settlement risk on the counterparties.
  Credit risk – An issuer of debt securities, including participatory notes, may fail to make interest payments and repay principal when due, in whole or in part.  Changes in an issuer’s financial strength or in a security’s credit rating may affect a security’s value.
  Currency risk – The Fund’s net asset value (“NAV”) could decline as a result of changes in the exchange rates between foreign currencies and the U.S. dollar.  Certain foreign countries may impose restrictions on the ability of issuers of foreign securities to make payment of principal and interest to investors located outside the country, due to blockage of foreign currency exchanges or otherwise.
  Derivatives risk – Investing in derivative instruments, such as, swaps, options, futures contracts, forward currency contracts, indexed securities and asset-backed securities, to be announced (TBAs) securities, interest rate swaps, credit default swaps, and certain exchange traded funds, involves risks, including liquidity, interest rate, market, counterparty, credit and management risks, mispricing or improper valuation. Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested.  These instruments are subject to transaction costs and certain risks, such as unanticipated changes in securities prices and global currency investment.  The Fund could experience losses if its derivatives were poorly correlated with its other investments, or if the Fund were unable to liquidate its position because of an illiquid secondary market.
  Emerging markets risk – Investments in emerging markets involve greater risk resulting from economic and political systems that typically are less developed, and likely to be less stable, than those of more advanced countries.  Loss may also result from the imposition of exchange controls, confiscations and other government restrictions or from problems in security registration or settlement and custody.  The Fund will also be subject to the risk of negative foreign currency rate fluctuations.
  Fixed income risk – The prices of fixed income securities response to economic developments, particularly interest rate changes, as well as to perceptions about the credit risk of individual issuers.  Increases in interest rates can cause the prices of the Fund’s fixed income securities to decline, and the level of current income from a portfolio of fixed income securities may decline in certain interest rate environments.
  Foreign regulatory risk – The Adviser is an indirect wholly-owned subsidiary of Prudential plc, a publicly traded company incorporated in the United Kingdom and is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is in the United States of America.  Through its ownership structure, the Adviser has a number of global financial industry affiliated entities.  As a result of this structure, and the asset management and financial industry business activities of the Adviser and its affiliates, the Adviser and the Funds may be prohibited or limited in effecting transactions in certain securities.  The Adviser and the Funds may encounter trading limitations or restrictions because of aggregation issues or other foreign regulatory requirements.  Foreign regulators or foreign laws may impose position limits on securities held by the Funds, and the Funds may be limited as to which securities they may purchase or sell, as well as, the timing of such purchases or sales.  These foreign regulatory limits may increase the Funds’ expenses and may limit the Funds’ performance.
  Foreign securities risk – Investments in foreign securities involve risks not typically associated with U.S. investments.  These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments and possible imposition of foreign withholding taxes on income payable on the securities.  In addition, there may be less publicly available information and more volatile or less liquid markets and foreign issuers may not be subject to the same accounting, auditing and financial recordkeeping standards and requirements as domestic issuers.
  Forward and futures contract risk – The successful use of forward and futures contracts draws upon the Sub-Adviser’s skill and experience with respect to such instruments and are subject to special risk considerations.  The primary risks associated with the use of futures contracts are (a) the imperfect correlation between the change in market value of the instruments held by the Fund and the price of the forward or futures contract; (b) possible lack of a liquid secondary market for a forward or futures contract and the resulting inability to close a forward or futures contract when desired; (c) losses caused by unanticipated market movements, which are potentially unlimited; (d) the Sub-Adviser’s inability to predict correctly the direction of securities prices, interest rates, currency exchange rates and other economic factors; (e) the possibility that the counterparty will default in the performance of its obligations; and (f) if the Fund has insufficient cash, it may have to sell securities from its portfolio to meet daily variation margin requirements, and the Fund may have to sell securities at a time when it may be disadvantageous to do so.
  Hedging instruments risk – The Fund, may attempt, from time to time, to hedge (protect) against currency risks, largely using forward foreign currency exchange contracts, where available and when, in the manager’s opinion, it would be advantageous to the Fund.  A forward foreign currency exchange contract is an agreement to buy or sell a specific currency at a future date and at a price set at the time of the contract.  Forward foreign currency exchange contracts may reduce the risk of loss from a change in value of a currency, but they also limit any potential gains and do not protect against fluctuations in the value of the underlying position.  For example, during periods when the U.S. dollar weakens in relation to a foreign currency the Fund’s use of a currency hedging program will result in lower returns than if no currency hedging programs were in effect.  The Fund may also attempt, from time to time, to hedge against market risks by using other derivative investments, which may include purchasing or selling call and put options.  A call option gives the purchaser of the option, upon payment of a premium, the right to buy, and the seller of the option the obligation to sell, the underlying instrument at the exercise price.  Conversely, a put option gives the purchaser of the option, upon payment of a premium, the right to sell, and the seller of the option the obligation to buy, the underlying instrument at the exercise price.  Forward foreign currency exchange contracts and put options are considered derivative investments, because their value and performance depend, at least in part, on the value and performance of an underlying asset.  The Fund may also use futures, swaps, and other derivative instruments to hedge risk.  The Fund’s investment in derivatives may involve a small investment relative to the amount of risk assumed.  To the extent the Fund enters into these transactions, its success will depend on the manager’s ability to predict market movements, and their use may have the opposite effect of that intended.  Risks include potential loss due to the imposition of controls by a government on the exchange of foreign currencies, the loss of any premium paid to enter into the transaction, delivery failure, default by any other party, or inability to close out a position because the trading market becomes illiquid.  In addition, for a variety of reasons, the Fund may not seek to establish a perfect correlation between such hedging instruments and the portfolio instruments being hedged.  Such imperfect correlation may prevent the Fund from achieving the intended hedge or expose the Fund to risk of loss.  It is not possible to hedge fully or perfectly against any risk.
  Leveraging risk – Reverse repurchase agreements, loans of portfolio securities, dollar rolls, buy backs, futures, forwards, and the use of when-issued, delayed delivery or forward commitment transactions, and other derivatives, may give rise to a form of leverage.  The effect of using leverage is to amplify the Fund’s gains and losses in comparison to the amount of the Fund’s assets (that is, assets other than borrowed assets) at risk, thus causing the Fund to be more volatile.
  Managed portfolio risk– As an actively managed portfolio, the value of the Fund’s investments could decline because the financial condition of an issuer may change (due to such factors as management performance, reduced demand or overall market changes), financial markets may fluctuate or overall prices may decline, or the manager’s investment techniques could fail to achieve the Fund’s investment objective or negatively affect the Fund’s investment performance.
  Market risk – All forms of securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment.  Adverse market conditions may be prolonged and may not have the same impact on all types of securities.  The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole.
  Non-diversification risk – With a smaller number of different issuers, there is more risk than holding a larger number of issuers, since changes in the financial condition or market status of a single issuer may cause greater fluctuation total return and share price of a non-diversified portfolio.
  Options risk – Writing call options can reduce the risk of owning equity securities, but it limits the opportunity to profit from an increase in the market value of stocks.  Unusual market conditions or the lack of a ready market for any particular option at a specific time may reduce the effectiveness of the Fund’s options strategies, and for these and other reasons the Fund’s options strategies may not reduce the Fund’s volatility to the extent desired.
  Portfolio turnover risk – Active trading may increase transaction costs, which may reduce performance and also may increase realized short-term capital gains and losses.
  Regulation of derivatives risk - It is possible that government regulation of various types of derivative instruments, including futures and swap agreements, may limit or prevent a Fund from using such instruments as part of its investment strategy, which could negatively impact a Fund.  For example, some legislative and regulatory proposals, such as those in the Reform Act, would upon implementation impose limits on the maximum position that could be held by a single trader in certain contracts and would subject some derivatives transactions to new forms of regulation that could create barriers to some types of investment activity.  Other provisions would require many swaps to be cleared and traded on an exchange, expand entity registration requirements, impose business conduct requirements on dealers that enter into swaps with a pension plan, endowment, retirement plan or government entity, and require banks to move some derivatives trading units to a non−guaranteed affiliate separate from the deposit−taking bank or divest them altogether.  While many provisions of the Reform Act must be implemented through future rulemaking, and any regulatory or legislative activity may not necessarily have a direct, immediate effect upon a Fund, it is possible that, upon implementation of these measures or any future measures, they could potentially limit or completely restrict the ability of a Fund to use these instruments as a part of its investment strategy, increase the costs of using these instruments or make them less effective.  Limits or restrictions applicable to the counterparties with which a Fund engages in derivative transactions could also prevent a Fund from using these instruments or affect the pricing or other factors relating to these instruments, or may change availability of certain investments.
  Swaps risk – Swap agreements involve risk that the party with whom the Fund has entered into the swap will default on its obligation to pay the Fund and the risk that the Fund will not be able to meet its obligations to pay the other party to the agreement.

Performance.
Performance for the Fund has not been included because the Fund has not yet commenced operations. Performance for the Fund will be available once the Fund has completed one full calendar year of operations.

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	CURIAN VARIABLE SERIES TRUST
Prospectus Date	rr_ProspectusDate	Apr 30, 2012
Curian/Neuberger Berman Currency Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Curian/Neuberger Berman Currency Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective.
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of the Curian/Neuberger Berman Currency Fund (the “Fund”) is to seek absolute return.
Expense [Heading]	rr_ExpenseHeading	Expenses.
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable and the total expenses would be higher if they were included.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover (% of average value of portfolio).
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance. The Fund does not have a portfolio turnover rate as of the date of this Prospectus as it has not yet commenced operations.
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	“Other Expenses” include an Administrative Fee of 0.20% which is payable to Curian Capital, LLC and are based on estimated amounts for the initial fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) a 5% annual return and (2) redemption at the end of each time period. The example also assumes that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies.
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund invests under normal circumstances at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in currency-related investments. Currency-related investments may include all currency spots, forwards, swaps, futures, and options as well as U.S. Treasury Bills, Notes and U.S. Government and Government Agency Securities. The Fund seeks to generate absolute returns with low correlation to other asset classes.

The Fund will invest primarily in currencies of developed countries. The Fund will also invest, to a lesser extent, in emerging market currencies considered to be liquid. The Fund will invest in these currencies mainly, but not exclusively, through, currency spot contracts and currency forward contracts.  The Fund may also gain exposure to currencies through currency swaps, non-deliverable currency forwards, currency options and currency futures.

The management of the Fund is supported by a framework of fundamental tools that the Fund uses in seeking to assess relative value among currencies. The Fund analyzes data and seeks opportunities across multiple time horizons and uses a number of strategies based on fundamental factors such as multi-asset class momentum indicators, interest rates, growth, capital flows, distance from fair value, policy impact on growth, and structural factors.

The Fund may also invest in derivative instruments as a means of hedging risk and/or for investment purposes, which may include altering the Fund’s exposure to interest rates, sectors and individual issuers.  These derivative instruments may include futures, forward foreign currency contracts, and swaps, such as total return swaps, credit default swaps and interest rate swaps.

The Fund may also invest in high quality (being rated BBB or above or equivalent by a Recognized Rating Agency) short-term money market instruments such as bank deposits, fixed or floating rate instruments (including but not limited to commercial paper), floating rate notes, certificates of deposit, debentures, asset backed securities and government or corporate bonds, cash and cash equivalents (including but not limited to treasury bills).
Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund.
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.
  Bonds risk – Rising interest rates will generally cause the prices of bonds and other debt securities to fall.  In addition, falling interest rates may cause an issuer to redeem, call or refinance a security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities.  Longer maturity debt securities may be subject to greater price fluctuations than shorter maturity debt securities.  Bonds and other debt securities are subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default.
  Counterparty and settlement risk - Trading options, futures contracts and other derivative financial instruments entails credit and settlement risk on the counterparties.
  Credit risk – An issuer of debt securities, including participatory notes, may fail to make interest payments and repay principal when due, in whole or in part.  Changes in an issuer’s financial strength or in a security’s credit rating may affect a security’s value.
  Currency risk – The Fund’s net asset value (“NAV”) could decline as a result of changes in the exchange rates between foreign currencies and the U.S. dollar.  Certain foreign countries may impose restrictions on the ability of issuers of foreign securities to make payment of principal and interest to investors located outside the country, due to blockage of foreign currency exchanges or otherwise.
  Derivatives risk – Investing in derivative instruments, such as, swaps, options, futures contracts, forward currency contracts, indexed securities and asset-backed securities, to be announced (TBAs) securities, interest rate swaps, credit default swaps, and certain exchange traded funds, involves risks, including liquidity, interest rate, market, counterparty, credit and management risks, mispricing or improper valuation. Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested.  These instruments are subject to transaction costs and certain risks, such as unanticipated changes in securities prices and global currency investment.  The Fund could experience losses if its derivatives were poorly correlated with its other investments, or if the Fund were unable to liquidate its position because of an illiquid secondary market.
  Emerging markets risk – Investments in emerging markets involve greater risk resulting from economic and political systems that typically are less developed, and likely to be less stable, than those of more advanced countries.  Loss may also result from the imposition of exchange controls, confiscations and other government restrictions or from problems in security registration or settlement and custody.  The Fund will also be subject to the risk of negative foreign currency rate fluctuations.
  Fixed income risk – The prices of fixed income securities response to economic developments, particularly interest rate changes, as well as to perceptions about the credit risk of individual issuers.  Increases in interest rates can cause the prices of the Fund’s fixed income securities to decline, and the level of current income from a portfolio of fixed income securities may decline in certain interest rate environments.
  Foreign regulatory risk – The Adviser is an indirect wholly-owned subsidiary of Prudential plc, a publicly traded company incorporated in the United Kingdom and is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is in the United States of America.  Through its ownership structure, the Adviser has a number of global financial industry affiliated entities.  As a result of this structure, and the asset management and financial industry business activities of the Adviser and its affiliates, the Adviser and the Funds may be prohibited or limited in effecting transactions in certain securities.  The Adviser and the Funds may encounter trading limitations or restrictions because of aggregation issues or other foreign regulatory requirements.  Foreign regulators or foreign laws may impose position limits on securities held by the Funds, and the Funds may be limited as to which securities they may purchase or sell, as well as, the timing of such purchases or sales.  These foreign regulatory limits may increase the Funds’ expenses and may limit the Funds’ performance.
  Foreign securities risk – Investments in foreign securities involve risks not typically associated with U.S. investments.  These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments and possible imposition of foreign withholding taxes on income payable on the securities.  In addition, there may be less publicly available information and more volatile or less liquid markets and foreign issuers may not be subject to the same accounting, auditing and financial recordkeeping standards and requirements as domestic issuers.
  Forward and futures contract risk – The successful use of forward and futures contracts draws upon the Sub-Adviser’s skill and experience with respect to such instruments and are subject to special risk considerations.  The primary risks associated with the use of futures contracts are (a) the imperfect correlation between the change in market value of the instruments held by the Fund and the price of the forward or futures contract; (b) possible lack of a liquid secondary market for a forward or futures contract and the resulting inability to close a forward or futures contract when desired; (c) losses caused by unanticipated market movements, which are potentially unlimited; (d) the Sub-Adviser’s inability to predict correctly the direction of securities prices, interest rates, currency exchange rates and other economic factors; (e) the possibility that the counterparty will default in the performance of its obligations; and (f) if the Fund has insufficient cash, it may have to sell securities from its portfolio to meet daily variation margin requirements, and the Fund may have to sell securities at a time when it may be disadvantageous to do so.
  Hedging instruments risk – The Fund, may attempt, from time to time, to hedge (protect) against currency risks, largely using forward foreign currency exchange contracts, where available and when, in the manager’s opinion, it would be advantageous to the Fund.  A forward foreign currency exchange contract is an agreement to buy or sell a specific currency at a future date and at a price set at the time of the contract.  Forward foreign currency exchange contracts may reduce the risk of loss from a change in value of a currency, but they also limit any potential gains and do not protect against fluctuations in the value of the underlying position.  For example, during periods when the U.S. dollar weakens in relation to a foreign currency the Fund’s use of a currency hedging program will result in lower returns than if no currency hedging programs were in effect.  The Fund may also attempt, from time to time, to hedge against market risks by using other derivative investments, which may include purchasing or selling call and put options.  A call option gives the purchaser of the option, upon payment of a premium, the right to buy, and the seller of the option the obligation to sell, the underlying instrument at the exercise price.  Conversely, a put option gives the purchaser of the option, upon payment of a premium, the right to sell, and the seller of the option the obligation to buy, the underlying instrument at the exercise price.  Forward foreign currency exchange contracts and put options are considered derivative investments, because their value and performance depend, at least in part, on the value and performance of an underlying asset.  The Fund may also use futures, swaps, and other derivative instruments to hedge risk.  The Fund’s investment in derivatives may involve a small investment relative to the amount of risk assumed.  To the extent the Fund enters into these transactions, its success will depend on the manager’s ability to predict market movements, and their use may have the opposite effect of that intended.  Risks include potential loss due to the imposition of controls by a government on the exchange of foreign currencies, the loss of any premium paid to enter into the transaction, delivery failure, default by any other party, or inability to close out a position because the trading market becomes illiquid.  In addition, for a variety of reasons, the Fund may not seek to establish a perfect correlation between such hedging instruments and the portfolio instruments being hedged.  Such imperfect correlation may prevent the Fund from achieving the intended hedge or expose the Fund to risk of loss.  It is not possible to hedge fully or perfectly against any risk.
  Leveraging risk – Reverse repurchase agreements, loans of portfolio securities, dollar rolls, buy backs, futures, forwards, and the use of when-issued, delayed delivery or forward commitment transactions, and other derivatives, may give rise to a form of leverage.  The effect of using leverage is to amplify the Fund’s gains and losses in comparison to the amount of the Fund’s assets (that is, assets other than borrowed assets) at risk, thus causing the Fund to be more volatile.
  Managed portfolio risk– As an actively managed portfolio, the value of the Fund’s investments could decline because the financial condition of an issuer may change (due to such factors as management performance, reduced demand or overall market changes), financial markets may fluctuate or overall prices may decline, or the manager’s investment techniques could fail to achieve the Fund’s investment objective or negatively affect the Fund’s investment performance.
  Market risk – All forms of securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment.  Adverse market conditions may be prolonged and may not have the same impact on all types of securities.  The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole.
  Non-diversification risk – With a smaller number of different issuers, there is more risk than holding a larger number of issuers, since changes in the financial condition or market status of a single issuer may cause greater fluctuation total return and share price of a non-diversified portfolio.
  Options risk – Writing call options can reduce the risk of owning equity securities, but it limits the opportunity to profit from an increase in the market value of stocks.  Unusual market conditions or the lack of a ready market for any particular option at a specific time may reduce the effectiveness of the Fund’s options strategies, and for these and other reasons the Fund’s options strategies may not reduce the Fund’s volatility to the extent desired.
  Portfolio turnover risk – Active trading may increase transaction costs, which may reduce performance and also may increase realized short-term capital gains and losses.
  Regulation of derivatives risk - It is possible that government regulation of various types of derivative instruments, including futures and swap agreements, may limit or prevent a Fund from using such instruments as part of its investment strategy, which could negatively impact a Fund.  For example, some legislative and regulatory proposals, such as those in the Reform Act, would upon implementation impose limits on the maximum position that could be held by a single trader in certain contracts and would subject some derivatives transactions to new forms of regulation that could create barriers to some types of investment activity.  Other provisions would require many swaps to be cleared and traded on an exchange, expand entity registration requirements, impose business conduct requirements on dealers that enter into swaps with a pension plan, endowment, retirement plan or government entity, and require banks to move some derivatives trading units to a non−guaranteed affiliate separate from the deposit−taking bank or divest them altogether.  While many provisions of the Reform Act must be implemented through future rulemaking, and any regulatory or legislative activity may not necessarily have a direct, immediate effect upon a Fund, it is possible that, upon implementation of these measures or any future measures, they could potentially limit or completely restrict the ability of a Fund to use these instruments as a part of its investment strategy, increase the costs of using these instruments or make them less effective.  Limits or restrictions applicable to the counterparties with which a Fund engages in derivative transactions could also prevent a Fund from using these instruments or affect the pricing or other factors relating to these instruments, or may change availability of certain investments.
  Swaps risk – Swap agreements involve risk that the party with whom the Fund has entered into the swap will default on its obligation to pay the Fund and the risk that the Fund will not be able to meet its obligations to pay the other party to the agreement.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus
  Non-diversification risk – With a smaller number of different issuers, there is more risk than holding a larger number of issuers, since changes in the financial condition or market status of a single issuer may cause greater fluctuation total return and share price of a non-diversified portfolio.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance.
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	Performance for the Fund has not been included because the Fund has not yet commenced operations. Performance for the Fund will be available once the Fund has completed one full calendar year of operations.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Performance for the Fund has not been included because the Fund has not yet commenced operations. Performance for the Fund will be available once the Fund has completed one full calendar year of operations.
Curian/Neuberger Berman Currency Fund | Curian/Neuberger Berman Currency Fund
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees	rr_ShareholderFeeOther	none
Management Fees	rr_ManagementFeesOverAssets	0.70%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.22% [1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.17%
1 year	rr_ExpenseExampleYear01	119
3 years	rr_ExpenseExampleYear03	372

[1]	"Other Expenses" include an Administrative Fee of 0.20% which is payable to Curian Capital, LLC and are based on estimated amounts for the initial fiscal year.

Curian/Van Eck International Gold Fund
Curian/Van Eck International Gold Fund
Investment Objectives.
The investment objective of the Curian/Van Eck International Gold Fund (the “Fund”) is to seek long-term capital appreciation. The Fund may take current income into consideration when choosing investments.
Expenses.
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable and the total expenses would be higher if they were included.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (USD $)	Curian/Van Eck International Gold Fund
Shareholder Fees	none

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Curian/Van Eck International Gold Fund
Management Fees		0.80%
Distribution and/or Service (12b-1) Fees		0.25%
Other Expenses	[1]	0.22%
Total Annual Fund Operating Expenses		1.27%
[1]	"Other Expenses" include an Administrative Fee of 0.20% which is payable to Curian Capital, LLC and are based on estimated amounts for the initial fiscal year.

Expense Example.
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) a 5% annual return and (2) redemption at the end of each time period. The example also assumes that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example (USD $)	1 year	3 years
Curian/Van Eck International Gold Fund	129	403

Portfolio Turnover (% of average value of portfolio).
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance. The Fund does not have a portfolio turnover rate as of the date of this Prospectus as it has not yet commenced operations.
Principal Investment Strategies.
Under normal conditions, the Fund invests at least 80% of its net assets in securities of companies principally engaged in gold-related activities, instruments that derive their value from gold, gold coins and bullion.  A company principally engaged in gold-related activities is one that derives at least 50% of its revenues from gold-related activities, including the exploration, mining or processing of or dealing in gold.  The Fund concentrates its investments in the gold-mining industry and therefore invests 25% or more of its total assets in such industry.

The Fund invests in securities of companies with economic ties to countries throughout the world, including the U.S.  Under ordinary circumstances, the Fund will invest in securities of issuers from a number of different countries.  The Fund may invest in securities of companies of any capitalization range.  The Fund primarily invests in companies that the portfolio manager believes represent value opportunities and/or that have growth potential within their market niche, through their ability to increase production capacity at reasonable cost or make gold discoveries around the world.  The portfolio manager utilizes both a macro-economic examination of gold market themes and a fundamental analysis of prospective companies in the search for value and growth opportunities.

The Fund may invest up to 25% of its net assets, as of the date of the investment, in gold and silver coins, gold, silver, platinum and palladium bullion and exchange-traded funds (“ETFs”) that invest primarily in such coins and bullion and derivatives on the foregoing, and physical metals. The Fund’s investments in coins and bullion will not earn income, and the sole source of return to the Fund from these investments will be from gains or losses realized on the sale of such investments.

The Fund may use derivative instruments, such as structured notes, futures, options and swap agreements, to gain or hedge exposure.  The Fund may invest up to 20% of its net assets in securities issued by other investment companies, including ETFs.  The Fund may also invest in money market funds, but these investments are not subject to this limitation.  The Fund may invest in ETFs to participate in, or gain rapid exposure to, certain market sectors, or when direct investments in certain countries are not economically feasible.

The Fund is “non-diversified” under the 1940 Act, and may invest more of its assets in fewer issuers than “diversified” mutual funds.
Principal Risks of Investing in the Fund.
An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.
  Commodity risk – Commodities investments and/or commodity-linked derivative instruments, especially if leveraged, may entail greater volatility from a variety of causes than traditional securities.
  Commodity-linked derivatives risk – The value of a commodity-linked derivative investment typically is based upon the price movements of a commodity, a commodity futures contract or commodity index, or some other readily measurable economic variable. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, volatility of the underlying benchmark, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments. The value of commodity-linked derivatives will rise or fall in response to changes in the underlying commodity or related index.  Investments in commodity-linked derivatives may be subject to greater volatility than non-derivative based investments. A highly liquid secondary market may not exist for certain commodity-linked derivatives, and there can be no assurance that one will develop.
Commodity-linked derivatives also may be subject to credit and interest rate risks that in general affect the values of fixed-income securities. Therefore, at maturity, the Fund may receive more or less principal than it originally invested. The Fund might receive interest payments that are more or less than the stated coupon interest payments.
In connection with the Fund’s direct and indirect investments in commodity-linked derivatives, the Fund will attempt to manage its counterparty exposure so as to limit its exposure to any one counterparty. However, due to the limited number of entities that may serve as counterparties (and which the Fund believes are creditworthy) at any one time the Fund may enter into swap agreements with a limited number of counterparties and may invest in commodity-linked notes issued by a limited number of issuers that will act as counterparties, which may increase the Fund’s exposure to counterparty credit risk. There can be no assurance that the Fund will be able to limit exposure to any one counterparty at all times.
  Concentration in gold-mining industry risk – The Fund may be subject to greater risks and market fluctuations than a fund whose portfolio has exposure to a broader range of industries.  The Fund maybe susceptible to financial, economic, political or market events, as well as government regulation, impacting the gold industry.  Fluctuations in the price of gold often dramatically affect the profitability of companies in the gold industry.
  Currency risk – The Fund’s net asset value (“NAV”) could decline as a result of changes in the exchange rates between foreign currencies and the U.S. dollar.  Certain foreign countries may impose restrictions on the ability of issuers of foreign securities to make payment of principal and interest to investors located outside the country, due to blockage of foreign currency exchanges or otherwise.
  Derivatives risk – Investing in derivative instruments, such as, swaps, options, futures contracts, forward currency contracts, indexed securities and asset-backed securities, to be announced (TBAs) securities, interest rate swaps, credit default swaps, and certain exchange traded funds, involves risks, including liquidity, interest rate, market, counterparty, credit and management risks, mispricing or improper valuation. Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested.  These instruments are subject to transaction costs and certain risks, such as unanticipated changes in securities prices and global currency investment.  The Fund could experience losses if its derivatives were poorly correlated with its other investments, or if the Fund were unable to liquidate its position because of an illiquid secondary market.
  Direct investments risk – Direct investments may involve a high degree of business and financial risk that can result in substantial losses.  Because of the absence of any public trading market for many of these investments, a Fund may take longer to liquidate these positions than would be the case for publicly traded securities.  Direct investments are generally considered illiquid and will be aggregated with other illiquid investments for purposes of the limitation on illiquid investments.
  Emerging markets risk – Investments in emerging markets involve greater risk resulting from economic and political systems that typically are less developed, and likely to be less stable, than those of more advanced countries.  Loss may also result from the imposition of exchange controls, confiscations and other government restrictions or from problems in security registration or settlement and custody.  The Fund will also be subject to the risk of negative foreign currency rate fluctuations.
  Foreign regulatory risk – The Adviser is an indirect wholly-owned subsidiary of Prudential plc, a publicly traded company incorporated in the United Kingdom and is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is in the United States of America.  Through its ownership structure, the Adviser has a number of global financial industry affiliated entities.  As a result of this structure, and the asset management and financial industry business activities of the Adviser and its affiliates, the Adviser and the Funds may be prohibited or limited in effecting transactions in certain securities.  The Adviser and the Funds may encounter trading limitations or restrictions because of aggregation issues or other foreign regulatory requirements.  Foreign regulators or foreign laws may impose position limits on securities held by the Funds, and the Funds may be limited as to which securities they may purchase or sell, as well as, the timing of such purchases or sales.  These foreign regulatory limits may increase the Funds’ expenses and may limit the Funds’ performance.
  Foreign securities risk – Investments in foreign securities involve risks not typically associated with U.S. investments.  These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments and possible imposition of foreign withholding taxes on income payable on the securities.  In addition, there may be less publicly available information and more volatile or less liquid markets and foreign issuers may not be subject to the same accounting, auditing and financial recordkeeping standards and requirements as domestic issuers.
  Industry concentration risk – Greater emphasis or programmed concentration on investments in a particular industry may result in significant share value fluctuation in response to events affecting that industry.
  Investment in other investment companies risk – As with other investments, investments in other investment companies are subject to market and selection risk. In addition, if the Fund acquires shares of investment companies, including ones affiliated with the Fund, shareholders bear both their proportionate share of expenses in the Fund (including management and advisory fees) and, indirectly, the expenses of the investment companies. To the extent the Fund is held by an affiliated fund, the ability of the Fund itself to hold other investment companies may be limited.
  Managed portfolio risk– As an actively managed portfolio, the value of the Fund’s investments could decline because the financial condition of an issuer may change (due to such factors as management performance, reduced demand or overall market changes), financial markets may fluctuate or overall prices may decline, or the manager’s investment techniques could fail to achieve the Fund’s investment objective or negatively affect the Fund’s investment performance.
  Market risk – All forms of securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment.  Adverse market conditions may be prolonged and may not have the same impact on all types of securities.  The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole.
  Mid-capitalization investing risk – The prices of securities of mid-capitalization companies tend to fluctuate more widely and erratically than those of larger, more established companies.
  Non-diversification risk – With a smaller number of different issuers, there is more risk than holding a larger number of issuers, since changes in the financial condition or market status of a single issuer may cause greater fluctuation total return and share price of a non-diversified portfolio.
  Regulation of derivatives risk - It is possible that government regulation of various types of derivative instruments, including futures and swap agreements, may limit or prevent a Fund from using such instruments as part of its investment strategy, which could negatively impact a Fund. For example, some legislative and regulatory proposals, such as those in the Reform Act, would upon implementation impose limits on the maximum position that could be held by a single trader in certain contracts and would subject some derivatives transactions to new forms of regulation that could create barriers to some types of investment activity. Other provisions would require many swaps to be cleared and traded on an exchange, expand entity registration requirements, impose business conduct requirements on dealers that enter into swaps with a pension plan, endowment, retirement plan or government entity, and require banks to move some derivatives trading units to a non−guaranteed affiliate separate from the deposit−taking bank or divest them altogether. While many provisions of the Reform Act must be implemented through future rulemaking, and any regulatory or legislative activity may not necessarily have a direct, immediate effect upon a Fund, it is possible that, upon implementation of these measures or any future measures, they could potentially limit or completely restrict the ability of a Fund to use these instruments as a part of its investment strategy, increase the costs of using these instruments or make them less effective. Limits or restrictions applicable to the counterparties with which a Fund engages in derivative transactions could also prevent a Fund from using these instruments or affect the pricing or other factors relating to these instruments, or may change availability of certain investments.
  Small-capitalization investing risk – Investing in smaller, newer companies generally involves greater risks than investing in larger, more established ones.

Performance.
Performance for the Fund has not been included because the Fund has not yet commenced operations. Performance for the Fund will be available once the Fund has completed one full calendar year of operations.

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	CURIAN VARIABLE SERIES TRUST
Prospectus Date	rr_ProspectusDate	Apr 30, 2012
Curian/Van Eck International Gold Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Curian/Van Eck International Gold Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objectives.
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of the Curian/Van Eck International Gold Fund (the “Fund”) is to seek long-term capital appreciation. The Fund may take current income into consideration when choosing investments.
Expense [Heading]	rr_ExpenseHeading	Expenses.
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable and the total expenses would be higher if they were included.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover (% of average value of portfolio).
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance. The Fund does not have a portfolio turnover rate as of the date of this Prospectus as it has not yet commenced operations.
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	“Other Expenses” include an Administrative Fee of 0.20% which is payable to Curian Capital, LLC and are based on estimated amounts for the initial fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) a 5% annual return and (2) redemption at the end of each time period. The example also assumes that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies.
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	Under normal conditions, the Fund invests at least 80% of its net assets in securities of companies principally engaged in gold-related activities, instruments that derive their value from gold, gold coins and bullion. A company principally engaged in gold-related activities is one that derives at least 50% of its revenues from gold-related activities, including the exploration, mining or processing of or dealing in gold. The Fund concentrates its investments in the gold-mining industry and therefore invests 25% or more of its total assets in such industry.

The Fund invests in securities of companies with economic ties to countries throughout the world, including the U.S.  Under ordinary circumstances, the Fund will invest in securities of issuers from a number of different countries.  The Fund may invest in securities of companies of any capitalization range.  The Fund primarily invests in companies that the portfolio manager believes represent value opportunities and/or that have growth potential within their market niche, through their ability to increase production capacity at reasonable cost or make gold discoveries around the world.  The portfolio manager utilizes both a macro-economic examination of gold market themes and a fundamental analysis of prospective companies in the search for value and growth opportunities.

The Fund may invest up to 25% of its net assets, as of the date of the investment, in gold and silver coins, gold, silver, platinum and palladium bullion and exchange-traded funds (“ETFs”) that invest primarily in such coins and bullion and derivatives on the foregoing, and physical metals. The Fund’s investments in coins and bullion will not earn income, and the sole source of return to the Fund from these investments will be from gains or losses realized on the sale of such investments.

The Fund may use derivative instruments, such as structured notes, futures, options and swap agreements, to gain or hedge exposure.  The Fund may invest up to 20% of its net assets in securities issued by other investment companies, including ETFs.  The Fund may also invest in money market funds, but these investments are not subject to this limitation.  The Fund may invest in ETFs to participate in, or gain rapid exposure to, certain market sectors, or when direct investments in certain countries are not economically feasible.

The Fund is “non-diversified” under the 1940 Act, and may invest more of its assets in fewer issuers than “diversified” mutual funds.
Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund.
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.
  Commodity risk – Commodities investments and/or commodity-linked derivative instruments, especially if leveraged, may entail greater volatility from a variety of causes than traditional securities.
  Commodity-linked derivatives risk – The value of a commodity-linked derivative investment typically is based upon the price movements of a commodity, a commodity futures contract or commodity index, or some other readily measurable economic variable. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, volatility of the underlying benchmark, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments. The value of commodity-linked derivatives will rise or fall in response to changes in the underlying commodity or related index.  Investments in commodity-linked derivatives may be subject to greater volatility than non-derivative based investments. A highly liquid secondary market may not exist for certain commodity-linked derivatives, and there can be no assurance that one will develop.
Commodity-linked derivatives also may be subject to credit and interest rate risks that in general affect the values of fixed-income securities. Therefore, at maturity, the Fund may receive more or less principal than it originally invested. The Fund might receive interest payments that are more or less than the stated coupon interest payments.
In connection with the Fund’s direct and indirect investments in commodity-linked derivatives, the Fund will attempt to manage its counterparty exposure so as to limit its exposure to any one counterparty. However, due to the limited number of entities that may serve as counterparties (and which the Fund believes are creditworthy) at any one time the Fund may enter into swap agreements with a limited number of counterparties and may invest in commodity-linked notes issued by a limited number of issuers that will act as counterparties, which may increase the Fund’s exposure to counterparty credit risk. There can be no assurance that the Fund will be able to limit exposure to any one counterparty at all times.
  Concentration in gold-mining industry risk – The Fund may be subject to greater risks and market fluctuations than a fund whose portfolio has exposure to a broader range of industries.  The Fund maybe susceptible to financial, economic, political or market events, as well as government regulation, impacting the gold industry.  Fluctuations in the price of gold often dramatically affect the profitability of companies in the gold industry.
  Currency risk – The Fund’s net asset value (“NAV”) could decline as a result of changes in the exchange rates between foreign currencies and the U.S. dollar.  Certain foreign countries may impose restrictions on the ability of issuers of foreign securities to make payment of principal and interest to investors located outside the country, due to blockage of foreign currency exchanges or otherwise.
  Derivatives risk – Investing in derivative instruments, such as, swaps, options, futures contracts, forward currency contracts, indexed securities and asset-backed securities, to be announced (TBAs) securities, interest rate swaps, credit default swaps, and certain exchange traded funds, involves risks, including liquidity, interest rate, market, counterparty, credit and management risks, mispricing or improper valuation. Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested.  These instruments are subject to transaction costs and certain risks, such as unanticipated changes in securities prices and global currency investment.  The Fund could experience losses if its derivatives were poorly correlated with its other investments, or if the Fund were unable to liquidate its position because of an illiquid secondary market.
  Direct investments risk – Direct investments may involve a high degree of business and financial risk that can result in substantial losses.  Because of the absence of any public trading market for many of these investments, a Fund may take longer to liquidate these positions than would be the case for publicly traded securities.  Direct investments are generally considered illiquid and will be aggregated with other illiquid investments for purposes of the limitation on illiquid investments.
  Emerging markets risk – Investments in emerging markets involve greater risk resulting from economic and political systems that typically are less developed, and likely to be less stable, than those of more advanced countries.  Loss may also result from the imposition of exchange controls, confiscations and other government restrictions or from problems in security registration or settlement and custody.  The Fund will also be subject to the risk of negative foreign currency rate fluctuations.
  Foreign regulatory risk – The Adviser is an indirect wholly-owned subsidiary of Prudential plc, a publicly traded company incorporated in the United Kingdom and is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is in the United States of America.  Through its ownership structure, the Adviser has a number of global financial industry affiliated entities.  As a result of this structure, and the asset management and financial industry business activities of the Adviser and its affiliates, the Adviser and the Funds may be prohibited or limited in effecting transactions in certain securities.  The Adviser and the Funds may encounter trading limitations or restrictions because of aggregation issues or other foreign regulatory requirements.  Foreign regulators or foreign laws may impose position limits on securities held by the Funds, and the Funds may be limited as to which securities they may purchase or sell, as well as, the timing of such purchases or sales.  These foreign regulatory limits may increase the Funds’ expenses and may limit the Funds’ performance.
  Foreign securities risk – Investments in foreign securities involve risks not typically associated with U.S. investments.  These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments and possible imposition of foreign withholding taxes on income payable on the securities.  In addition, there may be less publicly available information and more volatile or less liquid markets and foreign issuers may not be subject to the same accounting, auditing and financial recordkeeping standards and requirements as domestic issuers.
  Industry concentration risk – Greater emphasis or programmed concentration on investments in a particular industry may result in significant share value fluctuation in response to events affecting that industry.
  Investment in other investment companies risk – As with other investments, investments in other investment companies are subject to market and selection risk. In addition, if the Fund acquires shares of investment companies, including ones affiliated with the Fund, shareholders bear both their proportionate share of expenses in the Fund (including management and advisory fees) and, indirectly, the expenses of the investment companies. To the extent the Fund is held by an affiliated fund, the ability of the Fund itself to hold other investment companies may be limited.
  Managed portfolio risk– As an actively managed portfolio, the value of the Fund’s investments could decline because the financial condition of an issuer may change (due to such factors as management performance, reduced demand or overall market changes), financial markets may fluctuate or overall prices may decline, or the manager’s investment techniques could fail to achieve the Fund’s investment objective or negatively affect the Fund’s investment performance.
  Market risk – All forms of securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment.  Adverse market conditions may be prolonged and may not have the same impact on all types of securities.  The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole.
  Mid-capitalization investing risk – The prices of securities of mid-capitalization companies tend to fluctuate more widely and erratically than those of larger, more established companies.
  Non-diversification risk – With a smaller number of different issuers, there is more risk than holding a larger number of issuers, since changes in the financial condition or market status of a single issuer may cause greater fluctuation total return and share price of a non-diversified portfolio.
  Regulation of derivatives risk - It is possible that government regulation of various types of derivative instruments, including futures and swap agreements, may limit or prevent a Fund from using such instruments as part of its investment strategy, which could negatively impact a Fund. For example, some legislative and regulatory proposals, such as those in the Reform Act, would upon implementation impose limits on the maximum position that could be held by a single trader in certain contracts and would subject some derivatives transactions to new forms of regulation that could create barriers to some types of investment activity. Other provisions would require many swaps to be cleared and traded on an exchange, expand entity registration requirements, impose business conduct requirements on dealers that enter into swaps with a pension plan, endowment, retirement plan or government entity, and require banks to move some derivatives trading units to a non−guaranteed affiliate separate from the deposit−taking bank or divest them altogether. While many provisions of the Reform Act must be implemented through future rulemaking, and any regulatory or legislative activity may not necessarily have a direct, immediate effect upon a Fund, it is possible that, upon implementation of these measures or any future measures, they could potentially limit or completely restrict the ability of a Fund to use these instruments as a part of its investment strategy, increase the costs of using these instruments or make them less effective. Limits or restrictions applicable to the counterparties with which a Fund engages in derivative transactions could also prevent a Fund from using these instruments or affect the pricing or other factors relating to these instruments, or may change availability of certain investments.
  Small-capitalization investing risk – Investing in smaller, newer companies generally involves greater risks than investing in larger, more established ones.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus
  Non-diversification risk – With a smaller number of different issuers, there is more risk than holding a larger number of issuers, since changes in the financial condition or market status of a single issuer may cause greater fluctuation total return and share price of a non-diversified portfolio.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance.
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	Performance for the Fund has not been included because the Fund has not yet commenced operations. Performance for the Fund will be available once the Fund has completed one full calendar year of operations.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Performance for the Fund has not been included because the Fund has not yet commenced operations. Performance for the Fund will be available once the Fund has completed one full calendar year of operations.
Curian/Van Eck International Gold Fund | Curian/Van Eck International Gold Fund
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees	rr_ShareholderFeeOther	none
Management Fees	rr_ManagementFeesOverAssets	0.80%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.22% [1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.27%
1 year	rr_ExpenseExampleYear01	129
3 years	rr_ExpenseExampleYear03	403

[1]	"Other Expenses" include an Administrative Fee of 0.20% which is payable to Curian Capital, LLC and are based on estimated amounts for the initial fiscal year.

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	CURIAN VARIABLE SERIES TRUST
Prospectus Date	rr_ProspectusDate	Apr 30, 2012
Document Creation Date	dei_DocumentCreationDate	Aug 24, 2012